UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-21981

American Funds Target Date Retirement Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: October 31, 2013

Steven I. Koszalka

American Funds Target Date Retirement Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

Balance helps
mitigate risk.

Special feature page 8

American Funds Target Date Retirement Series® Annual report for the year ended October 31, 2013

American Funds Target Date Retirement Series seeks to help investors saving for retirement. Each fund in the series is an age-appropriate portfolio of actively managed stock and bond funds, the mix of which becomes increasingly focused on providing income and stability as the targeted retirement date approaches and passes.

American Funds offers the series to investors in IRAs and tax-deferred retirement plans. American Funds, from Capital Group, is one of the nation’s largest mutual fund families. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment for the periods ended September 30, 2013 (the most recent calendar quarter-end). The returns reflect the 5.75% maximum sales charge with all distributions reinvested. Also shown are the gross and net expense ratios as of the series prospectus dated January 1, 2014 (unaudited).

				Gross	Net
Class A shares	1 year	5 years	Lifetime*	expense ratio	expense ratio

American Funds 2055 Target Date Retirement Fund®	12.85%	—	10.56%	0.89%	0.79%
American Funds 2050 Target Date Retirement Fund®	12.84	8.29%	4.03	0.87	0.77
American Funds 2045 Target Date Retirement Fund®	12.86	8.28	4.02	0.86	0.76
American Funds 2040 Target Date Retirement Fund®	12.87	8.30	4.03	0.86	0.76
American Funds 2035 Target Date Retirement Fund®	12.45	8.22	3.98	0.86	0.76
American Funds 2030 Target Date Retirement Fund®	12.08	8.24	3.98	0.85	0.75
American Funds 2025 Target Date Retirement Fund®	10.74	7.76	3.67	0.84	0.74
American Funds 2020 Target Date Retirement Fund®	7.04	6.80	3.16	0.83	0.73
American Funds 2015 Target Date Retirement Fund®	4.81	6.32	3.10	0.80	0.70
American Funds 2010 Target Date Retirement Fund®	2.60	6.02	2.93	0.81	0.71

*	Since February 1, 2007, for all funds except the 2055 Fund, which began February 1, 2010.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the series prospectus dated January 1, 2014 (unaudited).

The target date funds invest in Class R-6 shares of the underlying funds. The series’ investment adviser is currently waiving its management fee of 0.10%. After December 31, 2014, the adviser may modify or terminate the waiver, but only with fund board approval. In addition, the investment adviser has in the past reimbursed certain expenses for all share classes. The gross annual fund operating expense ratios do not reflect the fee waiver. Fund results reflect the waiver and reimbursements, without which the results would have been lower. Net expense ratios reflect the waiver, without which they would be higher. Expense ratios are as of each fund’s prospectus available at the time of publication and include the weighted average expenses of the underlying funds.

For Class R share results, visit americanfundsretirement.com.

Most investments carry some degree of risk. For example, investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity, price volatility and political instability. These risks may be heightened in connection with investments in developing countries. Investing in smaller companies entails further risks. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. The return of principal in bond funds and in a fund’s bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks that are associated with the bonds owned by the underlying fund. Fund shares of U.S. Government Securities Fund® are not guaranteed by the U.S. government. Diversification does not eliminate the risk of investing; losses are possible in diversified portfolios. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Special feature

9	A thoughtful approach to managing dual risks

Contents

1	Letter to investors

4	The value of a $10,000 investment

7	Investment approach for American Funds Target Date Retirement Series

14	Investment portfolios

24	Financial statements

59	Board of trustees and other officers

Fellow investors:

It’s our pleasure to present the American Funds Target Date Retirement Series annual report for the fiscal year ended October 31, 2013.

Given the generally upbeat economic environment and powerful rally in the equity market, we’re pleased to report that all of the funds in the series posted positive results during the reporting period, ranging from 11.8% to 24.7%. A glance at the table on page 2 shows that each fund in the series outpaced its respective Lipper peer group.

Although these results are encouraging, we ask that investors place them into proper context. The funds in the series are built for long-term retirement investing. Saving for retirement could entail several decades of accumulating assets. Likewise, living in retirement may involve 20 or 30 years. Given this lengthy investment horizon, investors are advised to maintain a long-term perspective.

The economy and financial markets

The United States economic expansion continued at a steady, moderate pace. Companies in many sectors posted solid profits, the housing market improved, inflation remained benign and continued jobs growth pushed down the unemployment rate. With this healthy backdrop, U.S. stocks posted dramatic gains, touching new highs during the reporting period. The market’s strength was evidenced by the 27.2% increase of the unmanaged Standard & Poor’s 500 Composite Index. (The S&P 500 is a proxy for the domestic stock market.) Developed markets around the world saw mostly positive outcomes, as countries in the euro zone emerged from recession and central banks continued their highly accommodative polices. Developed markets’ results were nearly as strong as the U.S., with the unmanaged MSCI World ex USA Index* advancing 24.7%. Emerging markets were mixed during the period, pressured by geopolitical concerns and slowing growth in key markets.

Results in most segments of the bond market were muted during the period, with the unmanaged Barclays U.S. Aggregate Index (a measure of the broad domestic investment-grade fixed-income market) off 1.1%. The summer saw a spike in volatility as the Federal Reserve hinted that it might reduce its bond buying program if the economy continued to improve. In September, investors were soothed as the Fed decided to keep its program running at full speed. The high-yield market was a bright spot, as the unmanaged Barclays U.S. Corporate High Yield 2% Issuer Capped Index grew 8.9%.

The series’ results

For the past 12 months, later dated funds in the series (e.g., the 2055 Fund) notched better results due to their large allocation to equity-focused funds. Nearer dated funds (e.g., the 2010 Fund) posted double-digit gains, but were not as robust as the growth-oriented funds in the series. Underlying equity funds, particularly domestic growth funds like The Growth Fund of America, aided results. Contributions from underlying bond funds reflected the subdued results in the bond market. However, we remain committed to the belief that fixed-income holdings are vital for diversification, income and stability. The new primary benchmarks for the series are the S&P Target Date “Through” Indexes, as we feel

*	The MSCI World ex USA Index is a free float-adjusted market capitalization-weighted index that is designed to measure results of developed markets, excluding the United States. Results reflect dividends net of withholding taxes.

American Funds Target Date Retirement Series	1

Results at a glance

For periods ended October 31, 2013, with distributions reinvested

	Cumulative total returns	Average annual total returns
			Lifetime
	1 year	5 years	(since 2/1/07)

American Funds 2055 Target Date Retirement Fund	24.68%	—	13.15	%*
Standard & Poor’s Target Date Through 2055+ Index	25.32	—	13.47	*
Lipper Mixed-Asset Target 2055+ Funds Index	22.80	—	12.28	*,†

American Funds 2050 Target Date Retirement Fund	24.69	14.58%	5.44
Standard & Poor’s Target Date Through 2050 Index	25.05	13.88	4.65
Lipper Mixed-Asset Target 2050 Funds Index	22.48	14.34	3.39	†

American Funds 2045 Target Date Retirement Fund	24.71	14.57	5.44
Standard & Poor’s Target Date Through 2045 Index	24.66	13.75	4.57
Lipper Mixed-Asset Target 2045 Funds Index	21.66	13.79	3.59	†

American Funds 2040 Target Date Retirement Fund	24.70	14.60	5.45
Standard & Poor’s Target Date Through 2040 Index	24.03	13.83	4.69
Lipper Mixed-Asset Target 2040 Funds Index	20.91	13.51	3.64

American Funds 2035 Target Date Retirement Fund	24.24	14.50	5.39
Standard & Poor’s Target Date Through 2035 Index	23.14	13.57	4.70
Lipper Mixed-Asset Target 2035 Funds Index	19.89	13.62	3.62	†

American Funds 2030 Target Date Retirement Fund	23.77	14.46	5.39
Standard & Poor’s Target Date Through 2030 Index	21.89	13.29	4.76
Lipper Mixed-Asset Target 2030 Funds Index	18.12	12.86	3.82

American Funds 2025 Target Date Retirement Fund	22.18	13.84	5.06
Standard & Poor’s Target Date Through 2025 Index	20.01	12.79	4.68
Lipper Mixed-Asset Target 2025 Funds Index	15.39	12.76	3.59	†

American Funds 2020 Target Date Retirement Fund	17.38	12.45	4.49
Standard & Poor’s Target Date Through 2020 Index	17.53	12.11	4.58
Lipper Mixed-Asset Target 2020 Funds Index	13.08	11.66	4.28

American Funds 2015 Target Date Retirement Fund	14.67	11.57	4.40
Standard & Poor’s Target Date Through 2015 Index	14.79	11.40	4.75
Lipper Mixed-Asset Target 2015 Funds Index	10.36	10.75	3.91

American Funds 2010 Target Date Retirement Fund	11.77	10.99	4.18
Standard & Poor’s Target Date Through 2010 Index	11.78	10.50	4.80
Lipper Mixed-Asset Target 2010 Funds Index	9.08	9.83	4.18
Standard & Poor’s 500 Composite Index	27.16	15.16	5.19
MSCI All Country World ex USA Index	20.29	12.48	1.83
Barclays U.S. Aggregate Index	–1.08	6.09	5.26

The S&P 500 is a broad measure of primarily large U.S. stocks. The MSCI All Country World ex USA Index is a free float-adjusted market capitalization-weighted index designed to measure developed and emerging equity markets excluding the U.S., and its results reflect dividends net of withholding taxes. The Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. These indexes are unmanaged and, therefore, have no expenses. The Lipper indexes track the largest funds in the corresponding category’s Lipper average. The Lipper indexes and averages track target date funds in five-year increments. The S&P Target Date Style Index series (“Through” variant), a subset of the S&P Target Date Index series, comprises a set of multi-asset class indices based on funds with glide paths that aim to be more sensitive to longevity risk at, and beyond, the retirement date. The S&P Target Date Through Indexes (2010–2045) began on May 31, 2007. From February 1, 2007, through May 30, 2007, the related S&P Target Date Index (2010–2045) was used. The S&P Target Date Through 2050 Index began on May 30, 2008. From February 1, 2007, through May 30, 2007, the S&P Target Date 2045 Index was used. From May 31, 2007, through May 29, 2008, the S&P Target Date Through 2045 Index was used.

*	For the period February 1, 2010, commencement of the 2055 Fund operations, through October 31, 2013.
†	The Lipper index was not in existence for the entire period. Results shown are for the corresponding Lipper average.

2	American Funds Target Date Retirement Series

these indexes better reflect the funds’ respective asset mixes.

Looking beyond the past 12 months

As stated earlier, the funds are managed to pursue the goals of long-term investors. As such, a single year’s results are not the most appropriate yardstick. The table on page 2 shows how the funds have fared over the past five years and since their inception (February 1, 2007, for all funds except the 2055 Fund). These time periods, while still somewhat limited, show how the funds have navigated the market’s peaks and valleys. You’ll note that all funds have posted positive results since their inception, a period that encompasses the financial crisis, the stock market downturn of 2008 and its subsequent rebound.

Each fund is made up of a broadly diversified blend of individual American Funds. This mix of underlying funds — with varied objectives (e.g., growth, income) and asset types (e.g., stocks, bonds) — can help counteract the key risks involved with retirement investing: market risk and longevity risk. For more information on how the funds’ diversification can help mitigate risk, we invite you to read the article “A thoughtful approach to managing dual risks” that begins on page 8.

Looking ahead

We remain optimistic about the long term despite the crosscurrents that global markets may encounter in the short term.

We are encouraged by improving economic conditions, accommodative monetary policy and upbeat signs in many sectors such as housing and autos. We are watchful of fiscal challenges at home and geopolitical tensions abroad.

We are confident that our time-tested active management process, which focuses on fundamental analysis with a global perspective, will serve the series well.

As always, we encourage all of our investors to stay committed to long-term investing and meet periodically with their financial advisor.

We thank you for placing your trust in American Funds. We look forward to reporting to you in six months’ time.

Cordially,

John H. Smet

Vice Chairman of the Board

Michael J. Downer
President

December 9, 2013

For current information about the series, visit americanfunds.com.

American Funds Target Date Retirement Series	3

The value of a $10,000 investment

(for periods ended October 31, 2013, with distributions reinvested)

Fund results shown are for Class A shares and reflect deduction of the maximum sales charge of 5.75% on the $10,000 investment.1 Thus, the net amount invested was $9,425. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

2055 Fund

Average annual total returns5 based on a $1,000 investment

(for the periods ended October 31, 2013)*

			Lifetime
	1 year	5 years	(since 2/1/10)

Class A shares	17.51%	N/A	11.37%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2050 Fund

Average annual total returns5 based on a $1,000 investment

(for the periods ended October 31, 2013)*

			Lifetime
	1 year	5 years	(since 2/1/07)

Class A shares	17.46%	13.22%	4.52%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2035 Fund

Average annual total returns5 based on a $1,000 investment

(for the periods ended October 31, 2013)*

			Lifetime
	1 year	5 years	(since 2/1/07)

Class A shares	17.13%	13.14%	4.47%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2030 Fund

Average annual total returns5 based on a $1,000 investment

(for the periods ended October 31, 2013)*

			Lifetime
	1 year	5 years	(since 2/1/07)

Class A shares	16.63%	13.10%	4.47%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

4	American Funds Target Date Retirement Series

2045 Fund

Average annual total returns5 based on a $1,000 investment

(for the periods ended October 31, 2013)*

			Lifetime
	1 year	5 years	(since 2/1/07)

Class A shares	17.50%	13.21%	4.52%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2040 Fund

Average annual total returns5 based on a $1,000 investment

(for the periods ended October 31, 2013)*

			Lifetime
	1 year	5 years	(since 2/1/07)

Class A shares	17.50%	13.24%	4.53%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2025 Fund

Average annual total returns5 based on a $1,000 investment

(for the periods ended October 31, 2013)*

			Lifetime
	1 year	5 years	(since 2/1/07)

Class A shares	15.19%	12.50%	4.14%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	Standard & Poor’s 500 Composite Index is unmanaged and, therefore, has no expenses. The index is made up entirely of stocks. American Funds target date funds are a blend of stocks and bonds and are managed to reduce volatility.
[3]	The S&P Target Date Style Index series (“Through” variant), a subset of the S&P Target Date Index series, comprises a set of multi-asset class indices based on funds with glide paths that aim to be more sensitive to longevity risk at, and beyond, the retirement date. The S&P Target Date Through Indexes (2010-2045) began on May 31, 2007. From February 1, 2007, through May 30, 2007, the related S&P Target Date Index (2010-2045) was used. The S&P Target Date Through 2050 Index began on May 30, 2008. From February 1, 2007, through May 30, 2007, the S&P Target Date 2045 Index was used. From May 31, 2007, through May 29, 2008, the S&P Target Date Through 2045 Index was used.
[4]	Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.
[5]	The series’ investment adviser is currently waiving its management fee of 0.10%. After December 31, 2014, the adviser may modify or terminate the waiver, but only with fund board approval. In addition, the investment adviser has in the past reimbursed certain expenses for all share classes. Fund results reflect the waiver and reimbursements, without which the results would have been lower.

The results shown are before taxes on fund distributions and sale of fund shares.

American Funds Target Date Retirement Series	5

2020 Fund

Average annual total returns5 based on a $1,000 investment

(for the periods ended October 31, 2013)*

			Lifetime
	1 year	5 years	(since 2/1/07)

Class A shares	10.62%	11.13%	3.58%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2015 Fund

Average annual total returns5 based on a $1,000 investment

(for the periods ended October 31, 2013)*

			Lifetime
	1 year	5 years	(since 2/1/07)

Class A shares	8.09%	10.27%	3.49%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2010 Fund

Average annual total returns5 based on a $1,000 investment

(for the periods ended October 31, 2013)*

			Lifetime
	1 year	5 years	(since 2/1/07)

Class A shares	5.30%	9.68%	3.27%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	Standard & Poor’s 500 Composite Index is unmanaged and, therefore, has no expenses. The index is made up entirely of stocks. American Funds target date funds are a blend of stocks and bonds and are managed to reduce volatility.
[3]	The S&P Target Date Style Index series (“Through” variant), a subset of the S&P Target Date Index series, comprises a set of multi-asset class indices based on funds with glide paths that aim to be more sensitive to longevity risk at, and beyond, the retirement date. The S&P Target Date Through Indexes (2010-2045) began on May 31, 2007. From February 1, 2007, through May 30, 2007, the related S&P Target Date Index (2010-2045) was used. The S&P Target Date Through 2050 Index began on May 30, 2008. From February 1, 2007, through May 30, 2007, the S&P Target Date 2045 Index was used. From May 31, 2007, through May 29, 2008, the S&P Target Date Through 2045 Index was used.
[4]	Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.
[5]	The series’ investment adviser is currently waiving its management fee of 0.10%. After December 31, 2014, the adviser may modify or terminate the waiver, but only with fund board approval. In addition, the investment adviser has in the past reimbursed certain expenses for all share classes. Fund results reflect the waiver and reimbursements,without which the results would have been lower.

The results shown are before taxes on fund distributions and sale of fund shares.

6	American Funds Target Date Retirement Series

Investment approach for American Funds Target Date Retirement Series

The funds in this series are designed to balance your long-term needs for total return and stability. Each of the 10 target date funds manages risk over time, adjusting the blend of assets as its target date approaches and passes. Because maximizing growth should be a priority early in one’s investing life, the allocation to growth-oriented funds will be highest during the years furthest away from retirement. As one nears and enters retirement, and there may be less time to recover from a severe stock market shock, the funds will increasingly emphasize income-oriented funds.

The chart below shows the anticipated shifts in each target date fund over time. As you can see, even into retirement a fairly substantial portion will remain invested in funds that concentrate on stocks. We believe that with retirement lasting two or three decades for many people, an equity component makes sense, particularly in the early years of retirement.

What you own

Each of the target date funds is a diversified blend of American Funds, which may include growth, growth-and-income, equity-income and balanced, and bond funds. The investment portfolios beginning on page 14 show a breakdown of American Funds in each target date fund. Although some of the target date funds have the same initial allocation, those closest to their target date will begin to shift their allocations sooner. Investment allocations and underlying funds are as of October 31, 2013. Allocation percentages and underlying funds are subject to the Portfolio Oversight Committee’s discretion and will evolve over time. Underlying funds may be added or removed during the year. For quarterly updates of the underlying fund allocations, visit americanfundsretirement.com.

American Funds Target Date Retirement Series glide path

Distinguishing points of our glide path

•	The funds in the series are actively managed 30 years past retirement so that participants can use a single fund for their entire lives.

•	The funds have meaningful equity exposure approaching and throughout retirement to help participants manage the risk of outliving their savings.

•	The funds place a growing emphasis on dividends with the objective of generating income and managing volatility.

Active management

American Funds Target Date Retirement Series is actively managed. Our Portfolio Oversight Committee continually monitors the underlying fund allocations in each target date fund and, if necessary, makes changes in response to market conditions or other considerations. Each target date fund will continue to be managed for approximately 30 years after the fund reaches its target date. The target date corresponds to the year an investor expects to retire and possibly start withdrawing money. The funds may be subject to an allocation approach that will not meet an investor’s retirement goals.

American Funds Target Date Retirement Series	7

8	American Funds Target Date Retirement Series

A thoughtful approach to managing dual risks

“Will I live so long that I’ll burn through all of my savings?” “Will a market decline put my retirement in jeopardy?” These are two key concerns that could give retirement investors sleepless nights. The good news is that American Funds Target Date Retirement Series is built to address these twin threats. Let’s take a look at how the series works to tamp down such risks for investors.

Will you outlive your assets?

“Hope I die before I get old,” wrote Pete Townshend in The Who’s 1965 hit, “My Generation.” Mr. Townshend, now 68 years old, continues to play that song when he’s on the road with bandmate Roger Daltrey, age 69.

Thanks to medical advances and healthy lifestyles, people are living longer these days. In fact, the average 65-year-old woman today can expect to live to 86, while a 65-year-old man can expect to reach 84. In addition, one out of 10 people who are 65 today will live past 95, according to projections from the Social Security Administration.

Three factors have had the greatest impact on lifespan, says Richmond Wolf, Ph.D., who is a Los Angeles-based health care analyst for Capital Group. The first is the shift toward healthier lifestyles, as more people are maintaining a good diet, exercising regularly and not smoking. The second factor is the creation of devices and procedures that help individuals remain healthy and active. These include hip and knee replacements, and cardiovascular procedures like stenting. “It’s amazing,” reflects Richmond. “Doctors put artificial hips in 80-year-olds, and then they go out and run.” The final factor is better pharmaceuticals, such as statins, which have had a profound impact on heart disease, or improved cancer drugs that have literally reversed the course of leukemia, for instance. The most important health factor of course, is still genetics, and scientists are even working on ways to affect that. Through genetic mapping, physicians can custom-tailor therapies to match a patient’s genome — so-called companion diagnostics. This may mean even more good news for extended lifespans.

While a long life is a blessing, it comes with a downside — the risk that you’ll outlast your assets. “Longevity risk” is the concern that a lengthy lifespan may exhaust a person’s retirement nest egg. It’s one of the primary hazards that retirement investors grapple with, but it’s not the only one: “Market risk” is another source of anxiety.

Will a market decline endanger your retirement?

American investors have been troubled by occasional bouts of market volatility ever since 24 stockbrokers gathered in 1792 under a buttonwood tree on Wall Street to trade stocks. Market risk, or the chance of a downturn in the marketplace, can really shake the confidence of investors. The sting of a market decline is still very fresh for some investors as the stock market has suffered two steep downturns in the last dozen years. The S&P 500 tumbled 47% from 2000 to 2002 as the air seeped out of the tech bubble. After several years of solid gains, the financial crisis triggered a 55% loss from late 2007 to early 2009.*

Market downturns are unpleasant for all investors, but they’re particularly troublesome for those nearing or in retirement. While younger individuals have longer time horizons in which to recoup losses, more mature investors don’t have as much time. The problem is exacerbated once a retiree begins drawing down assets from his nest egg; a few years of losses early in retirement could imperil a comfortable lifestyle.

Managing longevity risk

To manage longevity risk, the funds in the series strive to have enough equity exposure at every stage of an investor’s life. That’s because stocks, over long periods of time, have generally outpaced other asset classes. Including equity-focused funds throughout an investor’s life may help an individual accumulate sufficient funds to last a lifetime. Compared to its peers, the American Funds target date series maintains greater-than-average equity exposure throughout the “glide path” (i.e., the changing mix of underlying funds within a target date fund over the course of time).

In the “accumulation phase,” when investors are young with many years until retirement, the focus is on growing assets.

*	The cumulative returns for the unmanaged S&P 500 reflect distributions reinvested. Actual time periods for returns are 3/24/00 through 10/9/02, and 10/9/07 to 3/9/09, respectively.

American Funds Target Date Retirement Series	9

At this stage, growth-focused equity funds play an important role. One underlying fund utilized during this stage is AMCAP Fund, which invests in established growth companies of any size with an emphasis on companies with rapid growth potential in expanding sectors of the U.S. economy.

During the “transition phase,” the funds continue to seek to grow assets while also managing downside risk. The allocation to growth funds is dialed down, while more emphasis is placed on growth-and-income, equity-income and balanced funds. This reduces some of the volatility, while maintaining the potential for growth. A key fund during this stage is Washington Mutual Investors Fund. It follows a rigid set of requirements that allows it to seek companies that have demonstrated strength and stability. The fund has outpaced the unmanaged S&P 500 in every major stock market decline* over its lifetime — 14 total periods since the fund’s inception on July 31, 1952.

In the retirement, or “distribution phase,” the target date funds’ focus turns to preserving what has been accumulated over the years. Bond funds play a major function at this point; however, equity-based funds continue to be present in the portfolio. “If you’re 65 years old,” says John Smet, a portfolio manager and the series’ vice chairman, “you’re still essentially a long-term investor, because you may live 20 or 30 years into retirement.” Retirees need investments that pursue a balance between growth potential and current income to help meet future needs. Pure growth funds are phased out five years after retirement, and the equity funds in the portfolio place an increased emphasis on income. One key equity fund in the distribution phase is The Income Fund of America, which is conservatively managed and seeks to reduce volatility. The fund’s objective is current income, with a secondary objective of capital growth.

Managing market risk
Occasional market declines are an inevitable part of investing. Those investors who have the stamina to weather market turbulence may reap the benefits during rallies. The funds in the series attempt to smooth out the ride through broad diversification. Each target date fund within the series holds at least 17 underlying funds, each with varying objectives and holdings. The thinking here is that markets don’t move in lockstep; when one asset class is down, it’s possible that a different asset class will be up. The underlying funds’ objectives can include growth, growth-and-income, equity-income and balanced, and bond funds.

The sidebar at right demonstrates the diversity of the 2030 Fund. You’ll note that several of the funds have an international flavor. Funds that invest in countries outside the U.S. add another layer of diversification to the mix. One example is New Perspective Fund, which chiefly

*	Declines are based on price declines of 15% or more (without dividends reinvested) in the unmanaged S&P 500 with 100% recovery between declines (except for a 78% recovery between 3/6/78 and 11/28/80, and a 77% recovery between 3/9/09 and 4/29/11).

10	American Funds Target Date Retirement Series

A look inside the 2030 Fund

The graphic below illustrates the broad diversification of the 2030 Fund. It contains four types of underlying funds — growth, growth-and-income, equity-income/balanced and bond funds — consisting of 17 underlying funds. This diversified mix is designed to seek growth while dampening volatility.

American Funds 2030 Target Date Retirement Fund

Data as of October 31, 2013. The target date funds invest in Class R-6 shares of the underlying funds.

This fund is designed for investors who plan to retire in, or close to, the year 2030 and begin withdrawing their money. Depending on the proximity to its target date, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The target date fund changes over time from a more growth-oriented approach to a more income-oriented focus as its target retirement date (2030) draws closer. This approach is designed to help preserve the money investors have saved.

Investment allocations and underlying funds are as of October 31, 2013. Allocation percentages and underlying funds are subject to the Portfolio Oversight Committee’s discretion and will evolve over time. Underlying funds may be added or removed during the year. For quarterly updates of the underlying fund allocations, visit americanfundsretirement.com.

For information on other funds in the series, visit americanfunds.com.

American Funds Target Date Retirement Series	11

Our dynamic equity difference

The chart on the left shows a typical target date fund glide path, and the two charts on the right illustrate the general approaches the equity portion can take. While many fund families take a static equity approach (lower chart), our target date series takes a dynamic equity approach (upper chart). This shifts the focus of the equity funds over time from a growth orientation to more of an income orientation. This approach seeks to reduce volatility while still pursuing growth.

invests in multinational or global companies. In addition, New World Fund takes a global approach, and allocates a significant portion of its holdings to companies based in, or doing business in, developing countries. SMALLCAP World Fund focuses on dynamic smaller firms that are located in the U.S. and abroad. This fund adds both global diversification and market-capitalization diversification to the overall portfolio.

The dynamic equity approach

Even though the series has above-average equity exposure compared to its peers, it has similar or below-average volatility. That fact is largely attributable to how the equity portion of the funds is managed throughout the glide path. While all target date series reduce how much equity is in their underlying funds, we also adjust the type of equity in the funds. We call this our dynamic equity approach. While the equity portion of the portfolio is focused on growth in later dated funds, the emphasis gradually shifts toward income-oriented equity funds as investors move toward retirement age. It also moves the focus away from more volatile assets like emerging markets, small-cap and growth stocks, and toward blue-chip, dividend-paying equities. Dividends can help smooth out the peaks and valleys of market volatility. This “glide path within a glide path” approach is designed to temper volatility while maintaining the potential for solid long-term results. Our dynamic equity approach is graphically illustrated in the sidebar at left.

The role of bonds

Bonds play a valuable role at each stage of the glide path. The stock and bond strategies are interdependent and work together to strive toward the funds’ objectives. During the accumulation phase, when the objective is growth of capital, equity funds take the lead. However, a modest allocation to the high-quality, lower

12	American Funds Target Date Retirement Series

risk U.S Government Securities Fund adds diversity to the portfolio, working as a counterbalance to the more aggressive funds. Historically, this fund has tended to move in the opposite direction to equities, so it has helped stabilize the portfolio.

In the transition stage, one concern is that large stock market losses may not be regained before retirement. At this point, the bond allocation is ramped up and the focus shifts to yield, as American High-Income Trust, which primarily invests in high-yield U.S. corporate bonds, is added to the portfolio. Capital World Bond Fund helps gives the portfolio international bond diversification and the potential for yield. The Bond Fund of America and American Funds Mortgage Fund are also added. Effective November 1, American Funds Inflation Linked Bond Fund has been added to the funds in the transition and distribution phases to seek to protect investors against unexpected inflation.*

The goal after retirement, during the distribution phase, is to deliver sustainable income while preserving capital. Bond funds with a focus on preservation of capital, such as Short-Term Bond Fund of America, help lower overall volatility.

The work continues

All of the investment professionals at Capital Group are committed to working every day to manage risk in the funds. Investors can work toward their goals by sticking with their strategy through all types of market conditions and continuing to save and invest for retirement. ■

The active advantage helps target date fund investors pursue better outcomes.

All the underlying funds in the series are actively managed, which means that the holdings in the funds are carefully selected by investment professionals after extensive research and analysis. “Active management has been at the core of Capital Group and American Funds since our founding over 80 years ago,” says Jim Lovelace, a portfolio manager and member of the Portfolio Oversight Committee that guides the series. “It’s an essential part of our heritage. Now, our philosophy has been validated by a recent study.”

As part of an extensive new study, the company analyzed the track records of all of its equity-focused American Funds. In an attempt to be as comprehensive and transparent as possible, results for every fund over every possible one-, three-, five-, 10-, 20- and 30-year rolling period (monthly basis) between December 31, 1933, and December 31, 2012, were included. The study therefore spans virtually the entire history of the mutual fund industry. American Funds’ overall active success rate — or the percent of rolling periods in which we outpaced the index — was superior for each investment horizon considered, from one year to 30 years.

Of course, American Funds’ track record is not perfect. It’s important to acknowledge there have been times when not all of our results have been stellar and times when our funds have lagged the index. The overall results demonstrate that our funds have outpaced their indexes the majority of the time, and actually got stronger over longer periods.

*	The fund is currently not available to the public, but became an underlying fund in target date funds on November 1, 2013. While not directly correlated to changes in interest rates,the values of inflation linked bonds generally fluctuate in response to changes in real interest rates and may experience greater losses than other debt securities with similar durations.

American Funds Target Date Retirement Series	13

American Funds 2055 Target Date Retirement Fund

Investment portfolio, October 31, 2013

Fund investments	Shares	Value (000)	Percent of net assets
Growth funds 40.0%
AMCAP Fund, Class R-6	583,655	$16,062	7.0%
EuroPacific Growth Fund, Class R-6	192,017	9,178	4.0
The Growth Fund of America, Class R-6	367,304	16,062	7.0
The New Economy Fund, Class R-6	239,188	9,175	4.0
New Perspective Fund, Class R-6	423,693	16,062	7.0
New World Fund, Inc., Class R-6	154,052	9,178	4.0
SMALLCAP World Fund, Inc., Class R-6	322,728	16,062	7.0
		91,779	40.0

Growth-and-income funds 45.0%
American Mutual Fund, Class R-6	535,516	18,358	8.0
Capital World Growth and Income Fund, Class R-6	364,453	16,061	7.0
Fundamental Investors, Class R-6	363,342	18,356	8.0
International Growth and Income Fund, Class R-6	257,365	9,178	4.0
The Investment Company of America, Class R-6	551,270	20,651	9.0
Washington Mutual Investors Fund, Class R-6	536,240	20,651	9.0
		103,255	45.0

Equity-income and Balanced funds 10.0%
American Balanced Fund, Class R-6	388,179	9,177	4.0
Capital Income Builder, Class R-6	118,125	6,882	3.0
The Income Fund of America, Class R-6	338,662	6,882	3.0
		22,941	10.0

Bond funds 5.0%
U.S. Government Securities Fund, Class R-6	828,056	11,485	5.0

Total investment securities (cost: $193,336,000)		229,460	100.0
Other assets less liabilities		(122)	—

Net assets		$229,338	100.0%

See Notes to Financial Statements

14	American Funds Target Date Retirement Series

American Funds 2050 Target Date Retirement Fund

Investment portfolio, October 31, 2013

Fund investments	Shares	Value (000)	Percent of net assets
Growth funds 40.0%
AMCAP Fund, Class R-6	2,276,331	$62,645	7.0%
EuroPacific Growth Fund, Class R-6	744,953	35,609	4.0
The Growth Fund of America, Class R-6	1,430,541	62,557	7.0
The New Economy Fund, Class R-6	932,685	35,778	4.0
New Perspective Fund, Class R-6	1,647,527	62,458	7.0
New World Fund, Inc., Class R-6	599,983	35,747	4.0
SMALLCAP World Fund, Inc., Class R-6	1,259,461	62,683	7.0
		357,477	40.0

Growth-and-income funds 45.0%
American Mutual Fund, Class R-6	2,095,000	71,817	8.0
Capital World Growth and Income Fund, Class R-6	1,415,459	62,379	7.0
Fundamental Investors, Class R-6	1,417,234	71,599	8.0
International Growth and Income Fund, Class R-6	994,477	35,463	4.0
The Investment Company of America, Class R-6	2,157,194	80,808	9.0
Washington Mutual Investors Fund, Class R-6	2,095,745	80,707	9.0
		402,773	45.0

Equity-income and Balanced funds 10.0%
American Balanced Fund, Class R-6	1,517,957	35,885	4.0
Capital Income Builder, Class R-6	460,336	26,819	3.0
The Income Fund of America, Class R-6	1,321,625	26,855	3.0
		89,559	10.0

Bond funds 5.0%
U.S. Government Securities Fund, Class R-6	3,235,502	44,877	5.0

Total investment securities (cost: $691,356,000)		894,686	100.0
Other assets less liabilities		(525)	—

Net assets		$894,161	100.0%

See Notes to Financial Statements

American Funds Target Date Retirement Series	15

American Funds 2045 Target Date Retirement Fund

Investment portfolio, October 31, 2013

Fund investments	Shares	Value (000)	Percent of net assets
Growth funds 40.0%
AMCAP Fund, Class R-6	2,563,014	$70,534	7.0%
EuroPacific Growth Fund, Class R-6	841,361	40,217	4.0
The Growth Fund of America, Class R-6	1,610,888	70,444	7.0
The New Economy Fund, Class R-6	1,052,467	40,373	4.0
New Perspective Fund, Class R-6	1,858,209	70,445	7.0
New World Fund, Inc., Class R-6	677,454	40,363	4.0
SMALLCAP World Fund, Inc., Class R-6	1,417,744	70,561	7.0
		402,937	40.0

Growth-and-income funds 45.0%
American Mutual Fund, Class R-6	2,358,334	80,844	8.0
Capital World Growth and Income Fund, Class R-6	1,598,375	70,440	7.0
Fundamental Investors, Class R-6	1,596,663	80,663	8.0
International Growth and Income Fund, Class R-6	1,126,964	40,188	4.0
The Investment Company of America, Class R-6	2,428,149	90,959	9.0
Washington Mutual Investors Fund, Class R-6	2,357,737	90,796	9.0
		453,890	45.0

Equity-income and Balanced funds 10.0%
American Balanced Fund, Class R-6	1,708,805	40,396	4.0
Capital Income Builder, Class R-6	519,125	30,244	3.0
The Income Fund of America, Class R-6	1,490,399	30,285	3.0
		100,925	10.0

Bond funds 5.0%
U.S. Government Securities Fund, Class R-6	3,646,128	50,572	5.0

Total investment securities (cost: $779,949,000)		1,008,324	100.0
Other assets less liabilities		(351)	—

Net assets		$1,007,973	100.0%

See Notes to Financial Statements

16	American Funds Target Date Retirement Series

American Funds 2040 Target Date Retirement Fund

Investment portfolio, October 31, 2013

Fund investments	Shares	Value (000)	Percent of net assets
Growth funds 40.0%
AMCAP Fund, Class R-6	4,500,877	$123,864	7.0%
EuroPacific Growth Fund, Class R-6	1,480,590	70,772	4.0
The Growth Fund of America, Class R-6	2,832,475	123,864	7.0
The New Economy Fund, Class R-6	1,845,067	70,777	4.0
New Perspective Fund, Class R-6	3,267,321	123,864	7.0
New World Fund, Inc., Class R-6	1,187,889	70,775	4.0
SMALLCAP World Fund, Inc., Class R-6	2,488,441	123,850	7.0
		707,766	40.0

Growth-and-income funds 45.0%
American Mutual Fund, Class R-6	4,142,580	142,008	8.0
Capital World Growth and Income Fund, Class R-6	2,798,537	123,331	7.0
Fundamental Investors, Class R-6	2,801,462	141,530	8.0
International Growth and Income Fund, Class R-6	1,964,111	70,040	4.0
The Investment Company of America, Class R-6	4,265,254	159,776	9.0
Washington Mutual Investors Fund, Class R-6	4,142,837	159,541	9.0
		796,226	45.0

Equity-income and Balanced funds 10.0%
American Balanced Fund, Class R-6	3,002,361	70,976	4.0
Capital Income Builder, Class R-6	910,381	53,039	3.0
The Income Fund of America, Class R-6	2,609,143	53,017	3.0
		177,032	10.0

Bond funds 5.0%
U.S. Government Securities Fund, Class R-6	6,395,651	88,708	5.0

Total investment securities (cost: $1,352,948,000)		1,769,732	100.0
Other assets less liabilities		(486)	—

Net assets		$1,769,246	100.0%

See Notes to Financial Statements

American Funds Target Date Retirement Series	17

American Funds 2035 Target Date Retirement Fund

Investment portfolio, October 31, 2013

Fund investments	Shares	Value (000)	Percent of net assets
Growth funds 40.0%
AMCAP Fund, Class R-6	5,074,503	$139,650	7.0%
EuroPacific Growth Fund, Class R-6	1,666,696	79,668	4.0
The Growth Fund of America, Class R-6	3,188,221	139,421	7.0
The New Economy Fund, Class R-6	2,084,859	79,975	4.0
New Perspective Fund, Class R-6	3,671,238	139,177	7.0
New World Fund, Inc., Class R-6	1,342,004	79,956	4.0
SMALLCAP World Fund, Inc., Class R-6	2,807,648	139,737	7.0
		797,584	40.0

Growth-and-income funds 40.0%
American Mutual Fund, Class R-6	4,080,286	139,872	7.0
Capital World Growth and Income Fund, Class R-6	2,707,369	119,314	6.0
Fundamental Investors, Class R-6	2,768,034	139,841	7.0
International Growth and Income Fund, Class R-6	2,225,533	79,363	4.0
The Investment Company of America, Class R-6	4,266,423	159,820	8.0
Washington Mutual Investors Fund, Class R-6	4,150,096	159,820	8.0
		798,030	40.0

Equity-income and Balanced funds 15.0%
American Balanced Fund, Class R-6	4,220,783	99,779	5.0
Capital Income Builder, Class R-6	1,712,524	99,772	5.0
The Income Fund of America, Class R-6	4,910,370	99,779	5.0
		299,330	15.0

Bond funds 5.0%
U.S. Government Securities Fund, Class R-6	7,199,507	99,857	5.0

Total investment securities (cost: $1,541,501,000)		1,994,801	100.0
Other assets less liabilities		(712)	—

Net assets		$1,994,089	100.0%

See Notes to Financial Statements

18	American Funds Target Date Retirement Series

American Funds 2030 Target Date Retirement Fund

Investment portfolio, October 31, 2013

Fund investments	Shares	Value (000)	Percent of net assets
Growth funds 40.0%
AMCAP Fund, Class R-6	7,293,536	$200,718	7.0%
EuroPacific Growth Fund, Class R-6	2,397,351	114,593	4.0
The Growth Fund of America, Class R-6	4,591,198	200,773	7.0
The New Economy Fund, Class R-6	2,998,410	115,019	4.0
New Perspective Fund, Class R-6	5,294,767	200,725	7.0
New World Fund, Inc., Class R-6	1,925,852	114,742	4.0
SMALLCAP World Fund, Inc., Class R-6	4,033,044	200,725	7.0
		1,147,295	40.0

Growth-and-income funds 35.0%
American Mutual Fund, Class R-6	5,045,429	172,957	6.0
Capital World Growth and Income Fund, Class R-6	3,245,193	143,016	5.0
Fundamental Investors, Class R-6	3,412,964	172,423	6.0
International Growth and Income Fund, Class R-6	2,390,391	85,241	3.0
The Investment Company of America, Class R-6	5,387,576	201,819	7.0
Washington Mutual Investors Fund, Class R-6	5,972,333	229,994	8.0
		1,005,450	35.0

Equity-income and Balanced funds 20.0%
American Balanced Fund, Class R-6	9,731,253	230,047	8.0
Capital Income Builder, Class R-6	2,956,941	172,272	6.0
The Income Fund of America, Class R-6	8,474,029	172,192	6.0
		574,511	20.0

Bond funds 5.0%
U.S. Government Securities Fund, Class R-6	10,366,641	143,785	5.0

Total investment securities (cost: $2,214,427,000)		2,871,041	100.0
Other assets less liabilities		(303)	—

Net assets		$2,870,738	100.0%

See Notes to Financial Statements

American Funds Target Date Retirement Series	19

American Funds 2025 Target Date Retirement Fund

Investment portfolio, October 31, 2013

Fund investments	Shares	Value (000)	Percent of net assets
Growth funds 35.0%
AMCAP Fund, Class R-6	6,265,893	$172,437	6.0%
EuroPacific Growth Fund, Class R-6	2,399,456	114,694	4.0
The Growth Fund of America, Class R-6	3,938,213	172,218	6.0
The New Economy Fund, Class R-6	2,252,542	86,408	3.0
New Perspective Fund, Class R-6	5,295,941	200,769	7.0
New World Fund, Inc., Class R-6	1,448,226	86,285	3.0
SMALLCAP World Fund, Inc., Class R-6	3,466,886	172,547	6.0
		1,005,358	35.0

Growth-and-income funds 35.0%
American Mutual Fund, Class R-6	5,041,493	172,822	6.0
Capital World Growth and Income Fund, Class R-6	3,257,563	143,561	5.0
Fundamental Investors, Class R-6	3,416,669	172,610	6.0
International Growth and Income Fund, Class R-6	2,412,553	86,032	3.0
The Investment Company of America, Class R-6	5,383,357	201,661	7.0
Washington Mutual Investors Fund, Class R-6	5,976,843	230,168	8.0
		1,006,854	35.0

Equity-income and Balanced funds 20.0%
American Balanced Fund, Class R-6	9,744,805	230,367	8.0
Capital Income Builder, Class R-6	2,961,934	172,562	6.0
The Income Fund of America, Class R-6	8,503,383	172,789	6.0
		575,718	20.0

Bond funds 10.0%
U.S. Government Securities Fund, Class R-6	20,798,981	288,482	10.0

Total investment securities (cost: $2,288,675,000)		2,876,412	100.0
Other assets less liabilities		(719)	—

Net assets		$2,875,693	100.0%

See Notes to Financial Statements

20	American Funds Target Date Retirement Series

American Funds 2020 Target Date Retirement Fund

Investment portfolio, October 31, 2013

Fund investments	Shares	Value (000)	Percent of net assets
Growth funds 19.9%
AMCAP Fund, Class R-6	4,455,552	$122,617	4.0%
EuroPacific Growth Fund, Class R-6	1,931,710	92,336	3.0
The Growth Fund of America, Class R-6	2,818,984	123,274	4.0
New Perspective Fund, Class R-6	4,044,897	153,342	5.0
New World Fund, Inc., Class R-6	510,151	30,395	1.0
SMALLCAP World Fund, Inc., Class R-6	1,845,877	91,869	2.9
		613,833	19.9

Growth-and-income funds 35.1%
American Mutual Fund, Class R-6	5,380,518	184,444	6.0
Capital World Growth and Income Fund, Class R-6	3,494,341	153,995	5.0
Fundamental Investors, Class R-6	3,663,139	185,062	6.0
International Growth and Income Fund, Class R-6	2,581,657	92,062	3.0
The Investment Company of America, Class R-6	5,778,767	216,473	7.1
Washington Mutual Investors Fund, Class R-6	6,409,350	246,824	8.0
		1,078,860	35.1

Equity-income and Balanced funds 20.0%
American Balanced Fund, Class R-6	10,389,889	245,617	8.0
Capital Income Builder, Class R-6	3,160,504	184,131	6.0
The Income Fund of America, Class R-6	9,061,175	184,123	6.0
		613,871	20.0

Bond funds 25.0%
American Funds Mortgage Fund, Class R-6*	15,313,105	153,744	5.0
Capital World Bond Fund, Class R-6	7,466,905	153,071	5.0
Intermediate Bond Fund of America, Class R-6	11,363,161	153,743	5.0
U.S. Government Securities Fund, Class R-6	22,179,210	307,626	10.0
		768,184	25.0

Total investment securities (cost: $2,572,194,000)		3,074,748	100.0
Other assets less liabilities		(1,073)	—

Net assets		$3,073,675	100.0%

*	American Funds Mortgage Fund is considered to be an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the year ended October 31, 2013, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 10/31/2013 (000)
American Funds Mortgage Fund, Class R-6	11,310,860	4,273,003	270,758	15,313,105	$1,468	$153,744

See Notes to Financial Statements

American Funds Target Date Retirement Series	21

American Funds 2015 Target Date Retirement Fund

Investment portfolio, October 31, 2013

Fund investments	Shares	Value (000)	Percent of net assets
Growth funds 15.1%
AMCAP Fund, Class R-6	2,793,726	$76,883	4.0%
EuroPacific Growth Fund, Class R-6	1,203,515	57,528	3.0
The Growth Fund of America, Class R-6	1,321,931	57,808	3.0
New Perspective Fund, Class R-6	2,536,272	96,150	5.1
		288,369	15.1

Growth-and-income funds 30.2%
American Mutual Fund, Class R-6	3,372,849	115,621	6.1
Capital World Growth and Income Fund, Class R-6	2,176,540	95,920	5.0
Fundamental Investors, Class R-6	1,906,262	96,304	5.0
International Growth and Income Fund, Class R-6	1,072,220	38,236	2.0
The Investment Company of America, Class R-6	3,084,720	115,554	6.1
Washington Mutual Investors Fund, Class R-6	2,996,838	115,408	6.0
		577,043	30.2

Equity-income and Balanced funds 20.1%
American Balanced Fund, Class R-6	6,527,741	154,316	8.1
Capital Income Builder, Class R-6	1,984,267	115,604	6.0
The Income Fund of America, Class R-6	5,690,126	115,623	6.0
		385,543	20.1

Bond funds 34.6%
American Funds Mortgage Fund, Class R-6*	9,382,696	94,202	4.9
The Bond Fund of America, Class R-6	7,481,273	94,189	4.9
Capital World Bond Fund, Class R-6	4,593,792	94,173	4.9
Intermediate Bond Fund of America, Class R-6	14,062,727	190,269	10.0
U.S. Government Securities Fund, Class R-6	13,704,243	190,078	9.9
		662,911	34.6

Total investment securities (cost: $1,667,565,000)		1,913,866	100.0
Other assets less liabilities		(300)	—

Net assets		$1,913,566	100.0%

*	American Funds Mortgage Fund is considered to be an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the year ended October 31, 2013, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 10/31/2013 (000)
American Funds Mortgage Fund, Class R-6	7,829,947	1,797,670	244,921	9,382,696	$959	$94,202

See Notes to Financial Statements

22	American Funds Target Date Retirement Series

American Funds 2010 Target Date Retirement Fund

Investment portfolio, October 31, 2013

Fund investments	Shares	Value (000)	Percent of net assets
Growth funds 5.0%
AMCAP Fund, Class R-6	812,651	$22,364	2.0%
The Growth Fund of America, Class R-6	257,812	11,274	1.0
New Perspective Fund, Class R-6	587,422	22,269	2.0
		55,907	5.0

Growth-and-income funds 25.0%
American Mutual Fund, Class R-6	1,943,196	66,613	6.0
Capital World Growth and Income Fund, Class R-6	1,007,369	44,395	4.0
Fundamental Investors, Class R-6	880,088	44,462	4.0
International Growth and Income Fund, Class R-6	312,268	11,135	1.0
The Investment Company of America, Class R-6	1,481,782	55,508	5.0
Washington Mutual Investors Fund, Class R-6	1,439,134	55,421	5.0
		277,534	25.0

Equity-income and Balanced funds 25.0%
American Balanced Fund, Class R-6	3,292,140	77,826	7.0
Capital Income Builder, Class R-6	1,714,291	99,875	9.0
The Income Fund of America, Class R-6	4,921,402	100,003	9.0
		277,704	25.0

Bond funds 45.0%
American Funds Mortgage Fund, Class R-6*	11,031,750	110,759	10.0
American High-Income Trust, Class R-6	4,859,251	55,493	5.0
The Bond Fund of America, Class R-6	8,801,300	110,808	10.0
Capital World Bond Fund, Class R-6	2,691,331	55,172	5.0
Intermediate Bond Fund of America, Class R-6	8,184,115	110,731	10.0
U.S. Government Securities Fund, Class R-6	3,977,559	55,169	5.0
		498,132	45.0

Total investment securities (cost: $1,026,355,000)		1,109,277	100.0
Other assets less liabilities		(666)	—

Net assets		$1,108,611	100.0%

*	American Funds Mortgage Fund is considered to be an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the year ended October 31, 2013, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 10/31/2013 (000)
American Funds Mortgage Fund, Class R-6	9,798,605	2,753,463	1,520,318	11,031,750	$1,168	$110,759

See Notes to Financial Statements

American Funds Target Date Retirement Series	23

Financial statements

Statements of assets and liabilities
at October 31, 2013

		2055 Fund		2050 Fund	2045 Fund	2040 Fund

Assets:
Investment securities, at value:
Unaffiliated issuers		$229,460		$894,686	$1,008,324	$1,769,732
Affiliated issuer		—		—	—	—
Receivables for:
Sales of investments		—		—	—	—
Sales of fund’s shares		800		1,578	2,254	4,789
Dividends		1		2	2	4
Total assets		230,261		896,266	1,010,580	1,774,525

Liabilities:
Payables for:
Purchases of investments		529		89	192	1,373
Repurchases of fund’s shares		237		1,373	1,668	2,644
Services provided by related parties		154		636	741	1,252
Trustees’ deferred compensation		—	*	4	3	7
Other		3		3	3	3
Total liabilities		923		2,105	2,607	5,279
Net assets at October 31, 2013		$229,338		$894,161	$1,007,973	$1,769,246

Net assets consist of:
Capital paid in on shares of beneficial interest		$189,915		$679,081	$766,870	$1,326,467
Undistributed net investment income		1,101		4,784	5,290	9,798
Undistributed net realized gain		2,198		6,966	7,438	16,197
Net unrealized appreciation		36,124		203,330	228,375	416,784
Net assets at October 31, 2013		$229,338		$894,161	$1,007,973	$1,769,246

Investment securities, at cost:
Unaffiliated issuers		$193,336		$691,356	$779,949	$1,352,948
Affiliated issuer		—		—	—	—

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$77,839		$307,570	$320,966	$568,606
	Shares outstanding	5,270		25,486	26,109	46,181
	Net asset value per share	$14.77		$12.07	$12.29	$12.31
Class R-1:	Net assets	$860		$4,813	$5,652	$14,279
	Shares outstanding	59		406	468	1,181
	Net asset value per share	$14.55		$11.86	$12.09	$12.09
Class R-2:	Net assets	$54,650		$200,280	$241,164	$384,310
	Shares outstanding	3,752		16,881	20,005	31,792
	Net asset value per share	$14.57		$11.86	$12.05	$12.09
Class R-3:	Net assets	$47,148		$181,985	$223,900	$367,812
	Shares outstanding	3,214		15,209	18,382	30,111
	Net asset value per share	$14.67		$11.97	$12.18	$12.22
Class R-4:	Net assets	$24,756		$111,701	$117,744	$232,206
	Shares outstanding	1,677		9,266	9,587	18,877
	Net asset value per share	$14.76		$12.05	$12.28	$12.30
Class R-5:	Net assets	$16,680		$50,514	$59,331	$119,225
	Shares outstanding	1,123		4,158	4,792	9,617
	Net asset value per share	$14.85		$12.15	$12.38	$12.40
Class R-6:	Net assets	$7,405		$37,298	$39,216	$82,808
	Shares outstanding	498		3,078	3,177	6,698
	Net asset value per share	$14.86		$12.12	$12.34	$12.36

*	Amount less than one thousand.

See Notes to Financial Statements

24	American Funds Target Date Retirement Series

(dollars and shares in thousands, except per-share amounts)

2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

$1,994,801	$2,871,041	$2,876,412	$2,921,004	$1,819,664	$998,518
—	—	—	153,744	94,202	110,759

1,710	—	—	—	164	—
3,659	7,190	7,330	8,755	3,907	2,774
4	6	13	45	51	63
2,000,174	2,878,237	2,883,755	3,083,548	1,917,988	1,112,114

—	941	393	2,678	—	398
4,585	4,477	5,546	5,008	2,997	2,363
1,488	2,065	2,106	2,167	1,408	728
8	13	14	17	14	11
4	3	3	3	3	3
6,085	7,499	8,062	9,873	4,422	3,503
$1,994,089	$2,870,738	$2,875,693	$3,073,675	$1,913,566	$1,108,611

$1,513,736	$2,171,679	$2,245,522	$2,517,778	$1,613,213	$975,119
11,598	17,511	18,516	26,147	18,789	16,434
15,455	24,934	23,918	27,196	35,263	34,136
453,300	656,614	587,737	502,554	246,301	82,922
$1,994,089	$2,870,738	$2,875,693	$3,073,675	$1,913,566	$1,108,611

$1,541,501	$2,214,427	$2,288,675	$2,419,947	$1,574,581	$916,526
—	—	—	152,247	92,984	109,829

$618,342	$845,061	$920,952	$1,042,155	$727,561	$541,619
50,901	69,477	78,408	93,225	66,832	51,527
$12.15	$12.16	$11.75	$11.18	$10.89	$10.51
$15,239	$23,548	$17,255	$18,267	$12,718	$3,914
1,282	1,965	1,494	1,661	1,191	376
$11.89	$11.98	$11.55	$11.00	$10.68	$10.43
$471,945	$619,555	$631,500	$571,484	$348,491	$144,403
39,554	51,872	54,759	51,980	32,570	13,937
$11.93	$11.94	$11.53	$10.99	$10.70	$10.36
$444,139	$643,003	$661,972	$692,027	$438,232	$197,024
36,867	53,304	56,844	62,384	40,573	18,861
$12.05	$12.06	$11.65	$11.09	$10.80	$10.45
$235,471	$416,912	$368,852	$448,619	$216,795	$137,893
19,404	34,309	31,434	40,148	19,925	13,121
$12.14	$12.15	$11.73	$11.17	$10.88	$10.51
$129,385	$171,392	$156,633	$158,449	$97,252	$42,758
10,582	13,999	13,253	14,082	8,878	4,042
$12.23	$12.24	$11.82	$11.25	$10.95	$10.58
$79,568	$151,267	$118,529	$142,674	$72,517	$41,000
6,527	12,395	10,051	12,709	6,638	3,884
$12.19	$12.20	$11.79	$11.23	$10.92	$10.56

American Funds Target Date Retirement Series	25

Statements of operations
for the year ended October 31, 2013

	2055 Fund		2050 Fund		2045 Fund		2040 Fund
Investment income:
Income:
Dividends:
Unaffiliated issuers	$3,014		$14,330		$15,795		$28,794
Affiliated issuer	—		—		—		—
Interest	3		15		3		5
	3,017		14,345		15,798		28,799
Fees and expenses*:
Investment advisory services	160		731		809		1,462
Distribution services	614		2,860		3,239		5,641
Transfer agent services	257		1,177		1,323		2,317
Reports to shareholders	7		28		29		51
Registration statement and prospectus	86		117		126		152
Trustees’ compensation	1		7		8		14
Auditing and legal	4		7		8		11
Custodian	20		20		20		20
State and local taxes	—	†	—	†	—	†	—	†
Other	1		2		3		5
Total fees and expenses before reimbursements/waivers	1,150		4,949		5,565		9,673
Less reimbursements/waivers of fees and expenses:
Investment advisory services	160		731		809		1,462
Other	64		—		—		—
Total fees and expenses after reimbursements/waivers	926		4,218		4,756		8,211
Net investment income	2,091		10,127		11,042		20,588

Net realized gain and unrealized appreciation on investments:
Net realized gain on sale of investments:
Unaffiliated issuers	1,641		4,183		4,408		10,590
Affiliated issuer	—		—		—		—
Capital gain distributions received	643		3,225		3,531		6,520
Net realized gain	2,284		7,408		7,939		17,110
Net unrealized appreciation on investments	30,838		142,601		158,377		282,791
Net realized gain and unrealized appreciation on investments	33,122		150,009		166,316		299,901
Net increase in net assets resulting from operations	$35,213		$160,136		$177,358		$320,489

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

†	Amount less than one thousand.

See Notes to Financial Statements

26	American Funds Target Date Retirement Series

(dollars in thousands)

2035 Fund		2030 Fund	2025 Fund	2020 Fund	2015 Fund		2010 Fund

$33,431		$48,878	$49,357	$55,908	$37,431		$26,849
—		—	—	1,468	959		1,168
3		13	18	6	6		6
33,434		48,891	49,375	57,382	38,396		28,023

1,650		2,391	2,409	2,670	1,762		1,072
6,592		9,366	9,558	10,100	6,643		3,640
2,675		3,786	3,864	4,102	2,749		1,562
56		79	79	89	60		38
158		177	191	195	143		119
16		23	24	27	19		12
12		16	16	17	12		8
20		20	20	20	20		20
—	†	1	1	1	—	†	—	†
6		8	8	9	6		4

11,185		15,867	16,170	17,230	11,414		6,475

1,650		2,391	2,409	2,670	1,762		1,072
—		—	—	—	—		—

9,535		13,476	13,761	14,560	9,652		5,403
23,899		35,415	35,614	42,822	28,744		22,620

9,332		16,356	15,244	18,867	29,743		31,299
—		—	—	98	66		367
7,121		10,089	11,585	13,062	8,660		4,289
16,453		26,445	26,829	32,027	38,469		35,955
314,641		444,812	414,399	349,327	169,873		59,721

331,094		471,257	441,228	381,354	208,342		95,676

$354,993		$506,672	$476,842	$424,176	$237,086		$118,296

American Funds Target Date Retirement Series	27

Statements of changes in net assets

	2055 Fund		2050 Fund		2045 Fund
	Year ended October 31,		Year ended October 31,		Year ended October 31,
	2013	2012	2013	2012	2013	2012
Operations:
Net investment income	$2,091	$1,055	$10,127	$7,433	$11,042	$7,715
Net realized gain	2,284	851	7,408	4,382	7,939	5,607
Net unrealized appreciation on investments	30,838	6,541	142,601	45,659	158,377	47,404
Net increase in net assets resulting from operations	35,213	8,447	160,136	57,474	177,358	60,726

Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class A	(668)	(313)	(3,825)	(3,032)	(3,742)	(2,752)
Class R-1	(6)	(1)	(30)	(31)	(46)	(44)
Class R-2	(313)	(144)	(1,703)	(1,220)	(1,896)	(1,379)
Class R-3	(311)	(167)	(1,863)	(1,308)	(2,153)	(1,488)
Class R-4	(189)	(53)	(1,250)	(852)	(1,314)	(813)
Class R-5	(140)	(72)	(547)	(414)	(696)	(477)
Class R-6	(36)	(11)	(316)	(119)	(338)	(124)
Total dividends from net investment income	(1,663)	(761)	(9,534)	(6,976)	(10,185)	(7,077)
Distributions from net realized gain:
Short-term net realized gains:
Class A	(141)	(262)	(22)	(38)	—	—
Class R-1	(2)	(1)	— *	(1)	—	—
Class R-2	(101)	(176)	(15)	(26)	—	—
Class R-3	(80)	(159)	(12)	(21)	—	—
Class R-4	(40)	(45)	(7)	(11)	—	—
Class R-5	(26)	(53)	(2)	(5)	—	—
Class R-6	(7)	(8)	(2)	(1)	—	—
Long-term net realized gains:
Class A	(157)	(50)	(1,490)	(616)	(1,760)	(505)
Class R-1	(2)	— *	(23)	(11)	(41)	(13)
Class R-2	(113)	(34)	(1,021)	(411)	(1,389)	(403)
Class R-3	(90)	(31)	(859)	(323)	(1,215)	(331)
Class R-4	(44)	(8)	(481)	(172)	(613)	(149)
Class R-5	(29)	(10)	(184)	(72)	(285)	(75)
Class R-6	(7)	(1)	(104)	(21)	(136)	(19)
Total distributions from net realized gain	(839)	(838)	(4,222)	(1,729)	(5,439)	(1,495)
Total dividends and distributions paid to shareholders	(2,502)	(1,599)	(13,756)	(8,705)	(15,624)	(8,572)

Net capital share transactions	88,066	49,674	154,568	95,089	204,364	131,758

Total increase in net assets	120,777	56,522	300,948	143,858	366,098	183,912

Net assets:
Beginning of year	108,561	52,039	593,213	449,355	641,875	457,963
End of year	$229,338	$108,561	$894,161	$593,213	$1,007,973	$641,875

Undistributed net investment income	$1,101	$597	$4,784	$3,759	$5,290	$3,958

See page 30 for footnote.

See Notes to Financial Statements

28	American Funds Target Date Retirement Series

(dollars in thousands)

2040 Fund		2035 Fund		2030 Fund		2025 Fund		2020 Fund
Year ended October 31,		Year ended October 31,		Year ended October 31,		Year ended October 31,		Year ended October 31,
2013	2012	2013	2012	2013	2012	2013	2012	2013	2012
$20,588	$15,236	$23,899	$17,744	$35,415	$27,263	$35,614	$27,579	$42,822	$36,520
17,110	9,407	16,453	13,012	26,445	23,291	26,829	19,317	32,027	22,973
282,791	92,160	314,641	99,667	444,812	144,547	414,399	141,820	349,327	139,103
320,489	116,803	354,993	130,423	506,672	195,101	476,842	188,716	424,176	198,596

(7,088)	(5,604)	(8,069)	(6,562)	(11,092)	(9,438)	(12,464)	(10,913)	(16,708)	(15,616)
(101)	(101)	(148)	(120)	(199)	(201)	(170)	(139)	(183)	(227)
(3,250)	(2,422)	(4,162)	(3,157)	(5,755)	(4,640)	(6,123)	(4,944)	(6,440)	(6,141)
(3,942)	(2,909)	(4,765)	(3,500)	(7,181)	(5,493)	(7,799)	(5,935)	(9,629)	(8,283)
(2,809)	(1,967)	(2,844)	(1,966)	(5,287)	(3,765)	(4,954)	(3,582)	(6,891)	(5,704)
(1,446)	(1,129)	(1,660)	(1,178)	(2,336)	(2,159)	(2,165)	(1,497)	(2,763)	(2,418)
(711)	(317)	(850)	(294)	(1,576)	(686)	(1,285)	(508)	(1,684)	(827)
(19,347)	(14,449)	(22,498)	(16,777)	(33,426)	(26,382)	(34,960)	(27,518)	(44,298)	(39,216)

(40)	—	—	—	—	—	—	(246)	(83)	(75)
(1)	—	—	—	—	—	—	(5)	(2)	(2)
(28)	—	—	—	—	—	—	(169)	(46)	(42)
(27)	—	—	—	—	—	—	(158)	(55)	(46)
(16)	—	—	—	—	—	—	(80)	(34)	(28)
(7)	—	—	—	—	—	—	(29)	(12)	(10)
(3)	—	—	—	—	—	—	(10)	(7)	(3)

(2,952)	(1,169)	(4,050)	(1,333)	(6,791)	(2,451)	(5,898)	(3,009)	(7,117)	(3,838)
(77)	(34)	(120)	(38)	(217)	(84)	(127)	(61)	(134)	(81)
(2,100)	(817)	(3,162)	(1,000)	(5,330)	(1,861)	(4,274)	(2,065)	(3,979)	(2,135)
(1,967)	(739)	(2,828)	(850)	(5,194)	(1,718)	(4,287)	(1,932)	(4,751)	(2,353)
(1,158)	(412)	(1,404)	(398)	(3,186)	(971)	(2,292)	(983)	(2,906)	(1,397)
(522)	(204)	(722)	(207)	(1,236)	(486)	(884)	(359)	(1,030)	(526)
(252)	(57)	(363)	(51)	(819)	(151)	(516)	(119)	(618)	(177)
(9,150)	(3,432)	(12,649)	(3,877)	(22,773)	(7,722)	(18,278)	(9,225)	(20,774)	(10,713)
(28,497)	(17,881)	(35,147)	(20,654)	(56,199)	(34,104)	(53,238)	(36,743)	(65,072)	(49,929)

274,127	195,372	328,962	211,321	438,810	267,715	457,617	294,313	409,997	302,305

566,119	294,294	648,808	321,090	889,283	428,712	881,221	446,286	769,101	450,972

1,203,127	908,833	1,345,281	1,024,191	1,981,455	1,552,743	1,994,472	1,548,186	2,304,574	1,853,602
$1,769,246	$1,203,127	$1,994,089	$1,345,281	$2,870,738	$1,981,455	$2,875,693	$1,994,472	$3,073,675	$2,304,574

$9,798	$7,714	$11,598	$9,151	$17,511	$13,998	$18,516	$15,000	$26,147	$22,867

American Funds Target Date Retirement Series	29

Statements of changes in net assets (continued)	(dollars in thousands)

	2015 Fund		2010 Fund
	Year ended October 31,		Year ended October 31,
	2013	2012	2013	2012

Operations:
Net investment income	$28,744	$27,802	$22,620	$23,162
Net realized gain	38,469	27,493	35,955	14,077
Net unrealized appreciation on investments	169,873	78,857	59,721	46,017
Net increase in net assets resulting from operations	237,086	134,152	118,296	83,256

Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class A	(13,197)	(13,438)	(13,059)	(13,556)
Class R-1	(168)	(207)	(53)	(76)
Class R-2	(4,545)	(4,980)	(2,651)	(3,049)
Class R-3	(6,832)	(6,920)	(3,939)	(4,436)
Class R-4	(3,937)	(3,835)	(3,035)	(3,154)
Class R-5	(1,759)	(1,314)	(1,247)	(1,262)
Class R-6	(981)	(484)	(591)	(500)
Total dividends from net investment income	(31,419)	(31,178)	(24,575)	(26,033)
Distributions from net realized gain:
Short-term net realized gains:
Class A	(63)	(120)	(1,001)	(1,687)
Class R-1	(1)	(3)	(6)	(12)
Class R-2	(31)	(62)	(273)	(492)
Class R-3	(38)	(71)	(345)	(620)
Class R-4	(19)	(34)	(230)	(391)
Class R-5	(7)	(10)	(85)	(143)
Class R-6	(4)	(4)	(40)	(56)
Long-term net realized gains:
Class A	(9,818)	(5,057)	(5,371)	(5,785)
Class R-1	(196)	(111)	(33)	(43)
Class R-2	(4,900)	(2,584)	(1,464)	(1,687)
Class R-3	(5,918)	(2,983)	(1,852)	(2,124)
Class R-4	(2,901)	(1,433)	(1,237)	(1,342)
Class R-5	(1,142)	(438)	(458)	(490)
Class R-6	(626)	(159)	(214)	(191)
Total distributions from net realized gain	(25,664)	(13,069)	(12,609)	(15,063)
Total dividends and distributions paid to shareholders	(57,083)	(44,247)	(37,184)	(41,096)

Net capital share transactions	124,663	127,777	20,630	62,587

Total increase in net assets	304,666	217,682	101,742	104,747

Net assets:
Beginning of year	1,608,900	1,391,218	1,006,869	902,122
End of year	$1,913,566	$1,608,900	$1,108,611	$1,006,869

Undistributed net investment income	$18,789	$18,132	$16,434	$16,602

*	Amount less than one thousand.

See Notes to Financial Statements

30	American Funds Target Date Retirement Series

Notes to financial statements

1. Organization

American Funds Target Date Retirement Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of 10 funds (the “funds”) — American Funds 2055 Target Date Retirement Fund (“2055 Fund”), American Funds 2050 Target Date Retirement Fund (“2050 Fund”), American Funds 2045 Target Date Retirement Fund (“2045 Fund”), American Funds 2040 Target Date Retirement Fund (“2040 Fund”), American Funds 2035 Target Date Retirement Fund (“2035 Fund”), American Funds 2030 Target Date Retirement Fund (“2030 Fund”), American Funds 2025 Target Date Retirement Fund (“2025 Fund”), American Funds 2020 Target Date Retirement Fund (“2020 Fund”), American Funds 2015 Target Date Retirement Fund (“2015 Fund”) and American Funds 2010 Target Date Retirement Fund (“2010 Fund”).

Each fund in the series is designed for investors who plan to retire in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. As each fund approaches and passes its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity-income and balanced funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”) is the series’ investment adviser and adviser to the underlying funds.

Each fund in the series has seven share classes consisting of one retail share class (Class A) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). Class A shares are subject to an initial sales charge of up to 5.75%. The six retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund’s financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The funds follow the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights tables on pages 42 to 52.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class of each fund.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

American Funds Target Date Retirement Series	31

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At October 31, 2013, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in the funds are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the funds’ assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to or in retirement, the funds’ equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the funds may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure — The funds invest in underlying funds and incur expenses related to the underlying funds. In addition, investors in the funds will incur fees to pay for certain expenses related to the operations of the funds. An investor holding the underlying funds directly and in the same proportions as the funds would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the funds.

Because the funds’ investments consist of underlying funds, the funds’ risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying funds.

32	American Funds Target Date Retirement Series

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks will be more significant for the funds in the years preceding their respective target dates because a greater proportion of the funds’ assets will consist of underlying funds that primarily invest in stocks.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the underlying funds having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. These risks will be more significant as the funds approach and pass their respective target dates because a greater proportion of the funds’ assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in bonds rated Ba1 or BB+ or below by Nationally Recognized Statistical Rating Organizations or unrated but determined by the underlying fund’s investment adviser to be of equivalent quality. Such securities are considered speculative and are sometimes referred to as “junk bonds.” The value of the underlying funds may be similarly affected.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the funds and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended October 31, 2013, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any interest or penalties.

The series, except for 2055 Fund, is not subject to examination by U.S. federal tax authorities for tax years before 2009 and by state tax authorities for tax years before 2007, the year the series commenced operations. 2055 Fund is not subject to examination by U.S. federal and state tax authorities for tax years before 2010, the year the fund commenced operations.

American Funds Target Date Retirement Series	33

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; and deferred expenses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Dividends from net investment income and distributions from short-term net realized gains shown on the accompanying financial statements are considered ordinary income distributions for tax purposes. Distributions from long-term net realized gains on the accompanying financial statements are considered long-term capital gain distributions for tax purposes.

As of October 31, 2013, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities for each fund were as follows (dollars in thousands):

	2055	2050	2045	2040	2035	2030	2025	2020	2015	2010
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Undistributed ordinary income	$1,314	$4,787	$5,293	$9,804	$11,605	$17,521	$18,527	$26,159	$18,984	$17,910
Undistributed long-term capital gain	1,986	6,982	7,441	16,204	15,455	24,946	23,942	27,221	35,086	32,668
Gross unrealized appreciation on investment securities	36,420	204,483	229,635	418,862	455,588	660,036	594,791	509,242	250,522	86,369
Gross unrealized depreciation on investment securities	(296)	(1,169)	(1,263)	(2,084)	(2,288)	(3,433)	(7,079)	(6,713)	(4,229)	(3,450)
Net unrealized appreciation on investment securities	36,124	203,314	228,372	416,778	453,300	656,603	587,712	502,529	246,293	82,919
Cost of investment securities	193,336	691,372	779,952	1,352,954	1,541,501	2,214,438	2,288,700	2,572,219	1,667,573	1,026,358
Reclassification to undistributed net investment income from undistributed net realized gain	79	447	477	848	1,048	1,537	2,880	4,762	3,338	1,793
Reclassification from undistributed net investment income to capital paid in on shares of beneficial interest	3	15	2	5	2	13	18	6	6	6

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees, accrued daily. These fees are based on an annual rate of 0.10% of daily net assets. CRMC is currently waiving these fees. This waiver can only be modified or terminated with the approval of the series’ board of trustees. Investment advisory services fees are presented in the statements of operations gross of the waiver from CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights tables on pages 42 to 52.

34	American Funds Target Date Retirement Series

Other reimbursement — CRMC has agreed to reimburse a portion of the fees and expenses of 2055 Fund during its startup period. At its discretion, the adviser may elect to extend, modify or terminate the reimbursement. Fees and expenses in the statements of operations are presented gross of the reimbursement from CRMC. The amount reimbursed by CRMC is reflected as other reimbursements.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The series has plans of distribution for all share classes, except Class R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-3	0.50	0.75
Class R-4	0.25	0.50

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of October 31, 2013, there were no unreimbursed expenses subject to reimbursement for the funds’ Class A shares.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC for providing administrative services to all of the funds’ share classes. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. CRMC receives administrative services fees of 0.05% of average daily net assets from the Class R-6 shares of the underlying funds for administrative services provided to the series.

American Funds Target Date Retirement Series	35

Class-specific expenses under the agreements described on the previous page for the year ended October 31, 2013, were as follows (dollars in thousands):

	Distribution services	Transfer agent services

2055 Fund
Class A	$112	$68
Class R-1	6	1
Class R-2	292	109
Class R-3	163	57
Class R-4	41	17
Class R-5	Not applicable	5
Class R-6	Not applicable	—	*
Total	$614	$257

2050 Fund
Class A	$566	$315
Class R-1	41	6
Class R-2	1,287	486
Class R-3	744	261
Class R-4	222	91
Class R-5	Not applicable	16
Class R-6	Not applicable	2
Total	$2,860	$1,177

2045 Fund
Class A	$557	$315
Class R-1	55	8
Class R-2	1,491	565
Class R-3	905	315
Class R-4	231	96
Class R-5	Not applicable	23
Class R-6	Not applicable	1
Total	$3,239	$1,323

2040 Fund
Class A	$1,040	$581
Class R-1	119	17
Class R-2	2,466	937
Class R-3	1,547	540
Class R-4	469	195
Class R-5	Not applicable	44
Class R-6	Not applicable	3
Total	$5,641	$2,317

2035 Fund
Class A	$1,159	$634
Class R-1	144	20
Class R-2	2,987	1,131
Class R-3	1,827	638
Class R-4	475	196
Class R-5	Not applicable	52
Class R-6	Not applicable	4
Total	$6,592	$2,675

	Distribution services	Transfer agent services

2030 Fund
Class A	$1,590	$866
Class R-1	210	30
Class R-2	4,018	1,529
Class R-3	2,697	938
Class R-4	851	352
Class R-5	Not applicable	65
Class R-6	Not applicable	6
Total	$9,366	$3,786

2025 Fund
Class A	$1,768	$949
Class R-1	158	22
Class R-2	4,081	1,538
Class R-3	2,787	972
Class R-4	764	317
Class R-5	Not applicable	61
Class R-6	Not applicable	5
Total	$9,558	$3,864

2020 Fund
Class A	$2,147	$1,126
Class R-1	164	23
Class R-2	3,789	1,418
Class R-3	3,041	1,067
Class R-4	959	395
Class R-5	Not applicable	67
Class R-6	Not applicable	6
Total	$10,100	$4,102

2015 Fund
Class A	$1,530	$829
Class R-1	125	18
Class R-2	2,457	931
Class R-3	2,029	712
Class R-4	502	213
Class R-5	Not applicable	43
Class R-6	Not applicable	3
Total	$6,643	$2,749

2010 Fund
Class A	$1,279	$658
Class R-1	35	5
Class R-2	1,065	404
Class R-3	934	330
Class R-4	327	140
Class R-5	Not applicable	23
Class R-6	Not applicable	2
Total	$3,640	$1,562

*	Amount less than one thousand.

36	American Funds Target Date Retirement Series

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation on the accompanying financial statements includes current fees (either paid in cash or deferred) and the net increase in the value of the deferred amounts as follows:

	Current fees	Increase in value of deferred amounts	Total trustees’ compensation

2055 Fund	$1,306	$45	$1,351
2050 Fund	6,501	580	7,081
2045 Fund	7,099	519	7,618
2040 Fund	13,061	1,082	14,143
2035 Fund	14,686	1,324	16,010
2030 Fund	21,421	1,968	23,389
2025 Fund	21,609	2,151	23,760
2020 Fund	24,441	2,679	27,120
2015 Fund	16,600	2,187	18,787
2010 Fund	10,252	1,693	11,945

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the series.

7. Investment transactions

The funds made purchases and sales of investment securities during the year ended October 31, 2013, as follows (dollars in thousands):

	Purchases	Sales

2055 Fund	$97,564	$9,195
2050 Fund	165,733	11,480
2045 Fund	215,649	12,393
2040 Fund	300,852	28,400
2035 Fund	349,744	25,220
2030 Fund	473,795	46,928
2025 Fund	498,949	48,149
2020 Fund	473,493	72,543
2015 Fund	228,992	125,125
2010 Fund	207,714	195,123

American Funds Target Date Retirement Series	37

8. Capital share transactions

Capital share transactions in the funds for the year ended October 31, 2013, were as follows (dollars and shares in thousands):

	2055 Fund		2050 Fund		2045 Fund		2040 Fund
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Class A
Sales*	$40,758	3,068	$78,186	7,231	$93,348	8,447	$138,868	12,551
Reinvestments of dividends and distributions	966	80	5,327	541	5,488	547	10,054	1,001
Repurchases*	(13,331)	(996)	(42,413)	(3,929)	(38,444)	(3,491)	(72,419)	(6,579)
Total Class A transactions	28,393	2,152	41,100	3,843	60,392	5,503	76,503	6,973
Class R-1
Sales*	474	36	3,371	321	2,826	261	4,575	417
Reinvestments of dividends and distributions	9	1	53	5	87	9	179	18
Repurchases*	(105)	(8)	(2,977)	(285)	(3,551)	(325)	(3,422)	(318)
Total Class R-1 transactions	378	29	447	41	(638)	(55)	1,332	117
Class R-2
Sales*	33,516	2,541	70,090	6,561	94,298	8,682	124,303	11,444
Reinvestments of dividends and distributions	527	44	2,735	281	3,284	332	5,376	542
Repurchases*	(14,074)	(1,075)	(51,194)	(4,774)	(59,675)	(5,511)	(90,526)	(8,332)
Total Class R-2 transactions	19,969	1,510	21,631	2,068	37,907	3,503	39,153	3,654
Class R-3
Sales*	33,591	2,535	74,812	6,938	92,460	8,441	134,548	12,217
Reinvestments of dividends and distributions	481	40	2,734	279	3,368	338	5,934	594
Repurchases*	(17,911)	(1,377)	(46,482)	(4,327)	(51,477)	(4,700)	(96,584)	(8,823)
Total Class R-3 transactions	16,161	1,198	31,064	2,890	44,351	4,079	43,898	3,988
Class R-4
Sales*	15,926	1,184	47,093	4,348	53,065	4,805	83,341	7,520
Reinvestments of dividends and distributions	273	23	1,738	177	1,925	192	3,983	397
Repurchases*	(5,212)	(385)	(22,928)	(2,104)	(27,827)	(2,525)	(45,972)	(4,150)
Total Class R-4 transactions	10,987	822	25,903	2,421	27,163	2,472	41,352	3,767
Class R-5
Sales*	10,709	787	26,481	2,364	23,947	2,127	48,062	4,266
Reinvestments of dividends and distributions	195	16	733	74	980	97	1,974	195
Repurchases*	(3,497)	(261)	(10,703)	(991)	(8,999)	(806)	(18,485)	(1,656)
Total Class R-5 transactions	7,407	542	16,511	1,447	15,928	1,418	31,551	2,805
Class R-6
Sales*	5,544	407	23,802	2,176	23,811	2,119	51,207	4,604
Reinvestments of dividends and distributions	50	4	422	43	474	47	966	96
Repurchases*	(823)	(61)	(6,312)	(579)	(5,024)	(448)	(11,835)	(1,059)
Total Class R-6 transactions	4,771	350	17,912	1,640	19,261	1,718	40,338	3,641

Total net increase	$88,066	6,603	$154,568	14,350	$204,364	18,638	$274,127	24,945

See page 40 for footnotes.

38	American Funds Target Date Retirement Series

2035 Fund		2030 Fund		2025 Fund		2020 Fund		2015 Fund		2010 Fund
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

$148,817	13,606	$211,471	19,289	$246,517	23,101	$275,146	26,626	$187,099	18,397	$104,170	10,500
12,093	1,215	17,857	1,789	18,293	1,874	23,839	2,476	22,906	2,388	19,280	2,036
(80,484)	(7,397)	(116,796)	(10,708)	(139,109)	(13,106)	(185,481)	(17,934)	(173,849)	(17,039)	(133,000)	(13,339)
80,426	7,424	112,532	10,370	125,701	11,869	113,504	11,168	36,156	3,746	(9,550)	(803)

4,664	435	7,425	689	5,103	489	4,878	479	3,750	374	1,455	146
268	27	416	42	297	31	318	33	365	39	92	10
(5,129)	(465)	(7,382)	(685)	(4,780)	(452)	(4,800)	(477)	(4,830)	(480)	(1,571)	(159)
(197)	(3)	459	46	620	68	396	35	(715)	(67)	(24)	(3)

157,812	14,662	185,932	17,291	199,007	19,003	189,883	18,659	124,218	12,411	69,138	7,071
7,318	744	11,068	1,123	10,394	1,078	10,457	1,098	9,474	999	4,363	465
(106,249)	(9,882)	(138,133)	(12,843)	(135,535)	(12,928)	(144,288)	(14,184)	(127,401)	(12,707)	(75,044)	(7,653)
58,881	5,524	58,867	5,571	73,866	7,153	56,052	5,573	6,291	703	(1,543)	(117)

164,563	15,140	229,001	20,997	244,542	23,098	269,129	26,304	172,478	17,086	129,029	13,051
7,589	768	12,359	1,245	12,077	1,244	14,420	1,505	12,783	1,340	6,121	648
(101,027)	(9,336)	(149,723)	(13,790)	(156,780)	(14,851)	(203,081)	(19,878)	(163,670)	(16,217)	(130,438)	(13,183)
71,125	6,572	91,637	8,452	99,839	9,491	80,468	7,931	21,591	2,209	4,712	516

94,473	8,669	144,918	13,189	145,979	13,716	164,978	15,989	86,256	8,495	86,745	8,756
4,240	427	8,447	846	7,223	741	9,818	1,020	6,813	711	4,503	475
(44,637)	(4,040)	(77,421)	(7,041)	(85,159)	(7,958)	(102,095)	(9,881)	(79,368)	(7,785)	(77,309)	(7,760)
54,076	5,056	75,944	6,994	68,043	6,499	72,701	7,128	13,701	1,421	13,939	1,471

47,696	4,306	70,849	6,336	65,319	6,024	57,867	5,541	42,867	4,164	33,714	3,362
2,380	238	3,572	356	3,049	311	3,805	393	2,901	302	1,790	189
(18,491)	(1,659)	(37,469)	(3,395)	(30,411)	(2,812)	(37,408)	(3,597)	(31,087)	(3,008)	(41,656)	(4,157)
31,585	2,885	36,952	3,297	37,957	3,523	24,264	2,337	14,681	1,458	(6,152)	(606)

44,768	4,074	83,523	7,572	73,129	6,839	99,577	9,564	57,577	5,599	40,300	4,016
1,212	122	2,394	240	1,801	184	2,309	240	1,611	168	845	89
(12,914)	(1,161)	(23,498)	(2,135)	(23,339)	(2,174)	(39,274)	(3,811)	(26,230)	(2,562)	(21,897)	(2,171)
33,066	3,035	62,419	5,677	51,591	4,849	62,612	5,993	32,958	3,205	19,248	1,934

$328,962	30,493	$438,810	40,407	$457,617	43,452	$409,997	40,165	$124,663	12,675	$20,630	2,392

American Funds Target Date Retirement Series	39

Capital share transactions in the funds for the year ended October 31, 2012, were as follows (dollars and shares in thousands):

	2055 Fund		2050 Fund		2045 Fund		2040 Fund
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Class A
Sales*	$24,751	2,148	$66,011	7,006	$69,896	7,283	$113,353	11,800
Reinvestments of dividends and distributions	624	59	3,676	419	3,251	363	6,763	755
Repurchases*	(9,628)	(835)	(41,924)	(4,438)	(39,279)	(4,094)	(65,700)	(6,801)
Total Class A transactions	15,747	1,372	27,763	2,987	33,868	3,552	54,416	5,754
Class R-1
Sales*	284	24	2,086	225	2,014	213	5,153	551
Reinvestments of dividends and distributions	2	— †	42	5	57	7	135	15
Repurchases*	(28)	(2)	(1,939)	(208)	(1,324)	(139)	(4,456)	(473)
Total Class R-1 transactions	258	22	189	22	747	81	832	93
Class R-2
Sales*	21,519	1,875	56,047	6,011	69,119	7,299	109,111	11,485
Reinvestments of dividends and distributions	354	33	1,656	190	1,780	201	3,235	366
Repurchases*	(10,018)	(869)	(41,893)	(4,534)	(42,529)	(4,498)	(71,092)	(7,526)
Total Class R-2 transactions	11,855	1,039	15,810	1,667	28,370	3,002	41,254	4,325
Class R-3
Sales*	21,811	1,891	53,287	5,694	65,279	6,843	108,896	11,387
Reinvestments of dividends and distributions	357	33	1,652	189	1,818	204	3,648	409
Repurchases*	(10,237)	(896)	(32,425)	(3,481)	(36,534)	(3,826)	(67,141)	(7,029)
Total Class R-3 transactions	11,931	1,028	22,514	2,402	30,563	3,221	45,403	4,767
Class R-4
Sales*	10,795	927	32,009	3,398	39,147	4,064	65,604	6,799
Reinvestments of dividends and distributions	106	10	1,035	118	962	108	2,379	266
Repurchases*	(4,203)	(365)	(17,772)	(1,893)	(18,366)	(1,917)	(36,321)	(3,779)
Total Class R-4 transactions	6,698	572	15,272	1,623	21,743	2,255	31,662	3,286
Class R-5
Sales*	3,645	315	11,632	1,226	17,183	1,774	30,662	3,164
Reinvestments of dividends and distributions	135	13	491	56	552	61	1,333	148
Repurchases*	(1,337)	(115)	(7,437)	(783)	(9,429)	(962)	(24,435)	(2,546)
Total Class R-5 transactions	2,443	213	4,686	499	8,306	873	7,560	766
Class R-6
Sales*	1,888	161	10,464	1,109	10,073	1,039	17,331	1,792
Reinvestments of dividends and distributions	20	2	141	16	143	16	374	42
Repurchases*	(1,166)	(104)	(1,750)	(183)	(2,055)	(212)	(3,460)	(356)
Total Class R-6 transactions	742	59	8,855	942	8,161	843	14,245	1,478
Total net increase	$49,674	4,305	$95,089	10,142	$131,758	13,827	$195,372	20,469

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

40	American Funds Target Date Retirement Series

2035 Fund		2030 Fund		2025 Fund		2020 Fund		2015 Fund		2010 Fund
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

$114,568	11,988	$155,439	16,190	$173,189	18,397	$215,804	22,960	$160,442	16,934	$117,684	12,511
7,878	885	11,869	1,323	14,135	1,602	19,465	2,192	18,505	2,051	20,838	2,318
(79,654)	(8,310)	(113,732)	(11,738)	(133,761)	(14,123)	(162,835)	(17,255)	(148,027)	(15,585)	(92,346)	(9,795)
42,792	4,563	53,576	5,775	53,563	5,876	72,434	7,897	30,920	3,400	46,176	5,034

4,643	496	8,478	905	4,487	483	6,699	733	3,571	385	2,018	214
158	18	285	32	205	23	309	35	321	36	131	15
(3,030)	(323)	(8,153)	(859)	(3,039)	(328)	(6,846)	(739)	(4,262)	(459)	(1,867)	(199)
1,771	191	610	78	1,653	178	162	29	(370)	(38)	282	30

119,912	12,731	158,043	16,651	163,451	17,610	152,374	16,431	100,451	10,736	58,051	6,211
4,154	472	6,495	732	7,170	822	8,312	946	7,621	855	5,221	586
(75,450)	(8,029)	(111,994)	(11,826)	(115,514)	(12,473)	(115,904)	(12,521)	(96,453)	(10,303)	(65,304)	(7,011)
48,616	5,174	52,544	5,557	55,107	5,959	44,782	4,856	11,619	1,288	(2,032)	(214)

122,311	12,893	160,148	16,766	189,865	20,292	214,315	22,939	145,353	15,424	81,570	8,681
4,346	491	7,210	808	8,025	915	10,681	1,208	9,974	1,112	7,175	801
(72,912)	(7,696)	(100,754)	(10,536)	(115,094)	(12,297)	(140,320)	(15,012)	(124,368)	(13,161)	(84,919)	(9,032)
53,745	5,688	66,604	7,038	82,796	8,910	84,676	9,135	30,959	3,375	3,826	450

62,554	6,512	113,724	11,764	100,441	10,585	125,848	13,355	85,576	9,050	51,296	5,462
2,364	265	4,736	529	4,645	527	7,127	803	5,301	588	4,887	544
(36,818)	(3,862)	(59,514)	(6,186)	(55,173)	(5,858)	(76,803)	(8,175)	(74,877)	(7,892)	(50,966)	(5,418)
28,100	2,915	58,946	6,107	49,913	5,254	56,172	5,983	16,000	1,746	5,217	588

32,908	3,420	39,653	4,085	40,916	4,287	53,361	5,623	69,873	7,214	21,565	2,256
1,384	155	2,644	294	1,885	213	2,954	331	1,762	194	1,895	210
(17,726)	(1,826)	(41,183)	(4,385)	(19,297)	(2,026)	(42,469)	(4,572)	(49,689)	(5,125)	(18,045)	(1,917)
16,566	1,749	1,114	(6)	23,504	2,474	13,846	1,382	21,946	2,283	5,415	549

23,185	2,410	40,259	4,168	33,377	3,530	39,416	4,172	23,929	2,500	11,157	1,180
345	39	837	93	637	72	1,007	113	647	72	746	83
(3,799)	(400)	(6,775)	(703)	(6,237)	(656)	(10,190)	(1,074)	(7,873)	(819)	(8,200)	(870)
19,731	2,049	34,321	3,558	27,777	2,946	30,233	3,211	16,703	1,753	3,703	393
$211,321	22,329	$267,715	28,107	$294,313	31,597	$302,305	32,493	$127,777	13,807	$62,587	6,830

American Funds Target Date Retirement Series	41

Financial highlights

American Funds 2055 Target Date Retirement Fund

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements/ waivers[4]		Ratio of expenses to average net assets after reimbursements/ waivers[3,4]		Net effective expenses ratio[5]		Ratio of net income to average net assets[3]
Class A:
10/31/13	$12.13	$.21	$2.72	$2.93	$(.20)	$(.09)	$(.29)	$14.77	24.68%	$77,839	.49%		.35%		.75%		1.54%
10/31/12	11.14	.18	1.13	1.31	(.16)	(.16)	(.32)	12.13	12.18	37,802	.56		.37		.78		1.59
10/31/11	11.12	.18	.06	.24	(.15)	(.07)	(.22)	11.14	2.11	19,454	.76		.39		.79		1.57
10/31/10[6,7]	10.00	.11	1.01	1.12	—	—	—	11.12	11.20	5,507	.89	[8]	.36	[8]	.78	[8]	1.37	[8]
Class R-1:
10/31/13	11.99	.10	2.70	2.80	(.15)	(.09)	(.24)	14.55	23.81	860	1.27		1.13		1.53		.78
10/31/12	11.05	.09	1.12	1.21	(.11)	(.16)	(.27)	11.99	11.24	358	1.29		1.12		1.53		.75
10/31/11	11.05	.09	.08	.17	(.10)	(.07)	(.17)	11.05	1.43	83	1.51		1.16		1.56		.78
10/31/10[6,7]	10.00	.04	1.01	1.05	—	—	—	11.05	10.50	17	1.83	[8]	1.16	[8]	1.58	[8]	.58	[8]
Class R-2:
10/31/13	11.98	.11	2.70	2.81	(.13)	(.09)	(.22)	14.57	23.85	54,650	1.20		1.06		1.46		.85
10/31/12	11.04	.10	1.11	1.21	(.11)	(.16)	(.27)	11.98	11.30	26,862	1.29		1.10		1.51		.86
10/31/11	11.06	.09	.08	.17	(.12)	(.07)	(.19)	11.04	1.43	13,280	1.48		1.11		1.51		.79
10/31/10[6,7]	10.00	.05	1.01	1.06	—	—	—	11.06	10.60	2,466	1.68	[8]	1.11	[8]	1.53	[8]	.60	[8]
Class R-3:
10/31/13	12.05	.16	2.71	2.87	(.16)	(.09)	(.25)	14.67	24.30	47,148	.85		.71		1.11		1.17
10/31/12	11.09	.14	1.12	1.26	(.14)	(.16)	(.30)	12.05	11.75	24,292	.92		.73		1.14		1.25
10/31/11	11.09	.13	.07	.20	(.13)	(.07)	(.20)	11.09	1.75	10,958	1.09		.74		1.14		1.13
10/31/10[6,7]	10.00	.07	1.02	1.09	—	—	—	11.09	10.90	3,126	1.45	[8]	.74	[8]	1.16	[8]	.95	[8]
Class R-4:
10/31/13	12.13	.20	2.72	2.92	(.20)	(.09)	(.29)	14.76	24.62	24,756	.53		.39		.79		1.48
10/31/12	11.14	.17	1.14	1.31	(.16)	(.16)	(.32)	12.13	12.16	10,368	.58		.39		.80		1.45
10/31/11	11.11	.16	.09	.25	(.15)	(.07)	(.22)	11.14	2.14	3,155	.77		.42		.82		1.45
10/31/10[6,7]	10.00	.11	1.00	1.11	—	—	—	11.11	11.10	873	.89	[8]	.42	[8]	.84	[8]	1.48	[8]
Class R-5:
10/31/13	12.18	.24	2.74	2.98	(.22)	(.09)	(.31)	14.85	25.09	16,680	.22		.08		.48		1.80
10/31/12	11.18	.22	1.12	1.34	(.18)	(.16)	(.34)	12.18	12.45	7,080	.30		.10		.51		1.90
10/31/11	11.14	.22	.05	.27	(.16)	(.07)	(.23)	11.18	2.38	4,117	.51		.11		.51		1.93
10/31/10[6,7]	10.00	.15	.99	1.14	—	—	—	11.14	11.40	2,311	.45	[8]	.12	[8]	.54	[8]	1.93	[8]
Class R-6:
10/31/13	12.19	.23	2.76	2.99	(.23)	(.09)	(.32)	14.86	25.11	7,405	.17		.04		.44		1.66
10/31/12	11.19	.20	1.15	1.35	(.19)	(.16)	(.35)	12.19	12.48	1,799	.24		.06		.47		1.69
10/31/11	11.14	.14	.15	.29	(.17)	(.07)	(.24)	11.19	2.50	992	.24		.06		.46		1.26
10/31/10[6,7]	10.00	.13	1.01	1.14	—	—	—	11.14	11.40	107	.62	[8]	.07	[8]	.49	[8]	1.66	[8]

See page 52 for footnotes.

42	American Funds Target Date Retirement Series

American Funds 2050 Target Date Retirement Fund

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements/ waivers[4]	Ratio of expenses to average net assets after reimbursements/ waivers[3,4]	Net effective expense ratio[5]	Ratio of net income to average net assets[3]
Class A:
10/31/13	$9.92	$.17	$2.22	$2.39	$(.17)	$(.07)	$(.24)	$12.07	24.69%	$307,570	.47%	.37%	.77%	1.61%
10/31/12	9.04	.16	.91	1.07	(.16)	(.03)	(.19)	9.92	12.13	214,647	.48	.38	.79	1.67
10/31/11	9.13	.16	.05	.21	(.17)	(.13)	(.30)	9.04	2.18	168,621	.49	.39	.79	1.75
10/31/10	8.08	.15	1.12	1.27	(.15)	(.07)	(.22)	9.13	15.86	132,836	.49	.39	.81	1.71
10/31/09	7.14	.16	1.12	1.28	(.14)	(.20)	(.34)	8.08	19.33	83,597	.47	.30	.75	2.34
Class R-1:
10/31/13	9.75	.08	2.19	2.27	(.09)	(.07)	(.16)	11.86	23.62	4,813	1.26	1.16	1.56	.79
10/31/12	8.88	.08	.91	.99	(.09)	(.03)	(.12)	9.75	11.36	3,554	1.26	1.16	1.57	.89
10/31/11	9.00	.09	.03	.12	(.11)	(.13)	(.24)	8.88	1.39	3,052	1.28	1.13	1.53	1.02
10/31/10	7.97	.09	1.10	1.19	(.09)	(.07)	(.16)	9.00	15.00	2,653	1.32	1.13	1.55	1.02
10/31/09	7.08	.11	1.10	1.21	(.12)	(.20)	(.32)	7.97	18.28	1,994	1.47	1.09	1.54	1.66
Class R-2:
10/31/13	9.76	.10	2.18	2.28	(.11)	(.07)	(.18)	11.86	23.79	200,280	1.15	1.05	1.45	.93
10/31/12	8.90	.09	.90	.99	(.10)	(.03)	(.13)	9.76	11.29	144,578	1.19	1.09	1.50	.96
10/31/11	9.00	.10	.04	.14	(.11)	(.13)	(.24)	8.90	1.51	116,947	1.19	1.09	1.49	1.05
10/31/10	7.98	.08	1.11	1.19	(.10)	(.07)	(.17)	9.00	15.03	94,183	1.24	1.11	1.53	.99
10/31/09	7.06	.10	1.12	1.22	(.10)	(.20)	(.30)	7.98	18.37	60,068	1.58	1.11	1.56	1.47
Class R-3:
10/31/13	9.84	.14	2.21	2.35	(.15)	(.07)	(.22)	11.97	24.33	181,985	.80	.70	1.10	1.27
10/31/12	8.97	.12	.91	1.03	(.13)	(.03)	(.16)	9.84	11.75	121,222	.81	.71	1.12	1.32
10/31/11	9.06	.13	.04	.17	(.13)	(.13)	(.26)	8.97	1.86	88,952	.82	.72	1.12	1.43
10/31/10	8.02	.12	1.11	1.23	(.12)	(.07)	(.19)	9.06	15.53	71,732	.84	.72	1.14	1.38
10/31/09	7.10	.14	1.11	1.25	(.13)	(.20)	(.33)	8.02	18.81	57,379	.96	.68	1.13	1.93
Class R-4:
10/31/13	9.91	.17	2.22	2.39	(.18)	(.07)	(.25)	12.05	24.63	111,701	.48	.38	.78	1.56
10/31/12	9.03	.16	.91	1.07	(.16)	(.03)	(.19)	9.91	12.15	67,836	.48	.38	.79	1.65
10/31/11	9.13	.16	.04	.20	(.17)	(.13)	(.30)	9.03	2.09	47,162	.50	.40	.80	1.70
10/31/10	8.07	.14	1.13	1.27	(.14)	(.07)	(.21)	9.13	15.97	33,539	.50	.39	.81	1.68
10/31/09	7.14	.15	1.12	1.27	(.14)	(.20)	(.34)	8.07	19.15	18,598	.57	.35	.80	2.20
Class R-5:
10/31/13	9.98	.20	2.24	2.44	(.20)	(.07)	(.27)	12.15	25.09	50,514	.17	.07	.47	1.83
10/31/12	9.09	.18	.92	1.10	(.18)	(.03)	(.21)	9.98	12.50	27,059	.19	.09	.50	1.94
10/31/11	9.18	.19	.04	.23	(.19)	(.13)	(.32)	9.09	2.43	20,117	.19	.09	.49	2.00
10/31/10	8.11	.17	1.13	1.30	(.16)	(.07)	(.23)	9.18	16.25	12,021	.20	.09	.51	2.05
10/31/09	7.17	.17	1.13	1.30	(.16)	(.20)	(.36)	8.11	19.50	8,656	.25	.05	.50	2.42
Class R-6:
10/31/13	9.96	.20	2.24	2.44	(.21)	(.07)	(.28)	12.12	25.08	37,298	.13	.03	.43	1.81
10/31/12	9.07	.17	.94	1.11	(.19)	(.03)	(.22)	9.96	12.57	14,317	.14	.04	.45	1.82
10/31/11	9.16	.19	.04	.23	(.19)	(.13)	(.32)	9.07	2.48	4,504	.14	.04	.44	2.04
10/31/10	8.08	.15	1.16	1.31	(.16)	(.07)	(.23)	9.16	16.37	3,679	.14	.04	.46	1.77
10/31/09[6,9]	7.00	.04	1.04	1.08	—	—	—	8.08	15.43	376	.08	.01	.46	.50

American Funds Target Date Retirement Series	43

Financial highlights (continued)

American Funds 2045 Target Date Retirement Fund

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements/ waivers[4]	Ratio of expenses to average net assets after reimbursements/ waivers[3,4]	Net effective expense ratio[5]	Ratio of net income to average net assets[3]
Class A:
10/31/13	$10.11	$.18	$2.26	$2.44	$(.18)	$(.08)	$(.26)	$12.29	24.71%	$320,966	.46%	.36%	.76%	1.60%
10/31/12	9.21	.16	.93	1.09	(.16)	(.03)	(.19)	10.11	12.07	208,380	.48	.38	.79	1.66
10/31/11	9.27	.16	.04	.20	(.16)	(.10)	(.26)	9.21	2.15	157,029	.49	.39	.79	1.74
10/31/10	8.16	.15	1.13	1.28	(.14)	(.03)	(.17)	9.27	15.92	113,675	.49	.39	.81	1.71
10/31/09	7.15	.16	1.14	1.30	(.14)	(.15)	(.29)	8.16	19.28	68,878	.48	.31	.76	2.26
Class R-1:
10/31/13	9.95	.09	2.22	2.31	(.09)	(.08)	(.17)	12.09	23.68	5,652	1.26	1.16	1.56	.86
10/31/12	9.07	.08	.93	1.01	(.10)	(.03)	(.13)	9.95	11.24	5,200	1.26	1.16	1.57	.89
10/31/11	9.13	.09	.05	.14	(.10)	(.10)	(.20)	9.07	1.46	4,011	1.29	1.14	1.54	.99
10/31/10	8.07	.09	1.11	1.20	(.11)	(.03)	(.14)	9.13	15.05	3,407	1.31	1.13	1.55	1.01
10/31/09	7.08	.09	1.14	1.23	(.09)	(.15)	(.24)	8.07	18.33	2,037	1.50	1.10	1.55	1.29
Class R-2:
10/31/13	9.93	.10	2.21	2.31	(.11)	(.08)	(.19)	12.05	23.76	241,164	1.15	1.05	1.45	.91
10/31/12	9.05	.09	.92	1.01	(.10)	(.03)	(.13)	9.93	11.32	163,820	1.18	1.08	1.49	.96
10/31/11	9.12	.10	.04	.14	(.11)	(.10)	(.21)	9.05	1.50	122,118	1.19	1.09	1.49	1.04
10/31/10	8.05	.08	1.12	1.20	(.10)	(.03)	(.13)	9.12	15.02	94,602	1.24	1.11	1.53	.98
10/31/09	7.07	.10	1.13	1.23	(.10)	(.15)	(.25)	8.05	18.39	55,895	1.63	1.11	1.56	1.44
Class R-3:
10/31/13	10.03	.14	2.24	2.38	(.15)	(.08)	(.23)	12.18	24.24	223,900	.80	.70	1.10	1.25
10/31/12	9.13	.13	.93	1.06	(.13)	(.03)	(.16)	10.03	11.83	143,406	.81	.71	1.12	1.31
10/31/11	9.20	.13	.04	.17	(.14)	(.10)	(.24)	9.13	1.76	101,208	.82	.72	1.12	1.41
10/31/10	8.11	.12	1.12	1.24	(.12)	(.03)	(.15)	9.20	15.48	75,383	.84	.72	1.14	1.39
10/31/09	7.11	.13	1.14	1.27	(.12)	(.15)	(.27)	8.11	18.90	52,582	.98	.68	1.13	1.89
Class R-4:
10/31/13	10.11	.17	2.26	2.43	(.18)	(.08)	(.26)	12.28	24.63	117,744	.47	.37	.77	1.57
10/31/12	9.20	.16	.94	1.10	(.16)	(.03)	(.19)	10.11	12.20	71,907	.48	.38	.79	1.63
10/31/11	9.27	.16	.03	.19	(.16)	(.10)	(.26)	9.20	2.05	44,726	.50	.40	.80	1.70
10/31/10	8.16	.15	1.13	1.28	(.14)	(.03)	(.17)	9.27	15.89	30,605	.50	.39	.81	1.69
10/31/09	7.14	.16	1.15	1.31	(.14)	(.15)	(.29)	8.16	19.42	17,458	.56	.33	.78	2.19
Class R-5:
10/31/13	10.18	.21	2.27	2.48	(.20)	(.08)	(.28)	12.38	25.06	59,331	.17	.07	.47	1.84
10/31/12	9.27	.19	.93	1.12	(.18)	(.03)	(.21)	10.18	12.41	34,351	.18	.08	.49	1.92
10/31/11	9.32	.19	.05	.24	(.19)	(.10)	(.29)	9.27	2.49	23,175	.19	.09	.49	1.98
10/31/10	8.20	.18	1.13	1.31	(.16)	(.03)	(.19)	9.32	16.17	15,802	.20	.09	.51	2.08
10/31/09	7.17	.18	1.15	1.33	(.15)	(.15)	(.30)	8.20	19.77	12,154	.24	.05	.50	2.47
Class R-6:
10/31/13	10.15	.20	2.28	2.48	(.21)	(.08)	(.29)	12.34	25.08	39,216	.13	.03	.43	1.81
10/31/12	9.24	.18	.95	1.13	(.19)	(.03)	(.22)	10.15	12.49	14,811	.14	.04	.45	1.82
10/31/11	9.29	.20	.04	.24	(.19)	(.10)	(.29)	9.24	2.55	5,696	.15	.05	.45	2.05
10/31/10	8.17	.14	1.17	1.31	(.16)	(.03)	(.19)	9.29	16.18	4,814	.13	.04	.46	1.60
10/31/09[6,9]	7.07	.02	1.08	1.10	—	—	—	8.17	15.56	50	.14	.01	.46	.20

See page 52 for footnotes.

44	American Funds Target Date Retirement Series

American Funds 2040 Target Date Retirement Fund

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements/ waivers[4]	Ratio of expenses to average net assets after reimbursements/ waivers[3,4]	Net effective expense ratio[5]	Ratio of net income to average net assets[3]
Class A:
10/31/13	$10.12	$.18	$2.27	$2.45	$(.18)	$(.08)	$(.26)	$12.31	24.70%	$568,606	.46%	.36%	.76%	1.62%
10/31/12	9.23	.16	.92	1.08	(.16)	(.03)	(.19)	10.12	12.05	396,860	.47	.37	.78	1.68
10/31/11	9.23	.17	.03	.20	(.16)	(.04)	(.20)	9.23	2.15	308,636	.47	.37	.77	1.76
10/31/10	8.13	.15	1.14	1.29	(.15)	(.04)	(.19)	9.23	15.94	237,418	.48	.38	.80	1.71
10/31/09	7.14	.17	1.14	1.31	(.15)	(.17)	(.32)	8.13	19.44	142,457	.45	.30	.75	2.32
Class R-1:
10/31/13	9.94	.09	2.24	2.33	(.10)	(.08)	(.18)	12.09	23.73	14,279	1.26	1.16	1.56	.84
10/31/12	9.07	.09	.91	1.00	(.10)	(.03)	(.13)	9.94	11.25	10,580	1.25	1.15	1.56	.92
10/31/11	9.08	.09	.04	.13	(.10)	(.04)	(.14)	9.07	1.40	8,811	1.28	1.13	1.53	.98
10/31/10	8.02	.08	1.12	1.20	(.10)	(.04)	(.14)	9.08	15.04	7,287	1.31	1.12	1.54	.96
10/31/09	7.07	.11	1.12	1.23	(.11)	(.17)	(.28)	8.02	18.38	4,044	1.40	1.09	1.54	1.54
Class R-2:
10/31/13	9.95	.10	2.23	2.33	(.11)	(.08)	(.19)	12.09	23.83	384,310	1.15	1.05	1.45	.93
10/31/12	9.07	.09	.92	1.01	(.10)	(.03)	(.13)	9.95	11.37	279,898	1.17	1.07	1.48	.97
10/31/11	9.09	.10	.03	.13	(.11)	(.04)	(.15)	9.07	1.48	216,000	1.18	1.08	1.48	1.07
10/31/10	8.02	.08	1.13	1.21	(.10)	(.04)	(.14)	9.09	15.01	174,516	1.21	1.11	1.53	.99
10/31/09	7.06	.10	1.13	1.23	(.10)	(.17)	(.27)	8.02	18.45	110,125	1.41	1.11	1.56	1.46
Class R-3:
10/31/13	10.05	.14	2.26	2.40	(.15)	(.08)	(.23)	12.22	24.31	367,812	.79	.69	1.09	1.30
10/31/12	9.16	.13	.92	1.05	(.13)	(.03)	(.16)	10.05	11.78	262,484	.80	.70	1.11	1.34
10/31/11	9.17	.13	.04	.17	(.14)	(.04)	(.18)	9.16	1.76	195,629	.81	.71	1.11	1.44
10/31/10	8.08	.12	1.13	1.25	(.12)	(.04)	(.16)	9.17	15.58	155,028	.82	.72	1.14	1.39
10/31/09	7.11	.14	1.12	1.26	(.12)	(.17)	(.29)	8.08	18.81	106,089	.89	.68	1.13	1.93
Class R-4:
10/31/13	10.12	.18	2.26	2.44	(.18)	(.08)	(.26)	12.30	24.62	232,206	.47	.37	.77	1.60
10/31/12	9.22	.16	.93	1.09	(.16)	(.03)	(.19)	10.12	12.17	152,850	.47	.37	.78	1.66
10/31/11	9.22	.17	.04	.21	(.17)	(.04)	(.21)	9.22	2.16	109,018	.48	.38	.78	1.75
10/31/10	8.12	.14	1.15	1.29	(.15)	(.04)	(.19)	9.22	15.94	84,031	.49	.38	.80	1.69
10/31/09	7.14	.16	1.13	1.29	(.14)	(.17)	(.31)	8.12	19.27	45,065	.53	.35	.80	2.18
Class R-5:
10/31/13	10.19	.21	2.29	2.50	(.21)	(.08)	(.29)	12.40	25.07	119,225	.17	.07	.47	1.86
10/31/12	9.28	.19	.94	1.13	(.19)	(.03)	(.22)	10.19	12.52	69,397	.18	.08	.49	1.98
10/31/11	9.28	.19	.04	.23	(.19)	(.04)	(.23)	9.28	2.38	56,123	.18	.08	.48	2.04
10/31/10	8.16	.17	1.15	1.32	(.16)	(.04)	(.20)	9.28	16.33	41,033	.20	.09	.51	1.99
10/31/09	7.17	.18	1.14	1.32	(.16)	(.17)	(.33)	8.16	19.61	24,830	.22	.05	.50	2.51
Class R-6:
10/31/13	10.16	.20	2.29	2.49	(.21)	(.08)	(.29)	12.36	25.09	82,808	.12	.02	.42	1.80
10/31/12	9.26	.18	.94	1.12	(.19)	(.03)	(.22)	10.16	12.48	31,058	.13	.03	.44	1.88
10/31/11	9.25	.20	.04	.24	(.19)	(.04)	(.23)	9.26	2.54	14,616	.13	.03	.43	2.09
10/31/10	8.13	.16	1.16	1.32	(.16)	(.04)	(.20)	9.25	16.32	10,012	.14	.04	.46	1.82
10/31/09[6,10]	7.62	.03	.48	.51	—	—	—	8.13	6.69	2,179	.05	.01	.46	.41

American Funds Target Date Retirement Series	45

Financial highlights (continued)

American Funds 2035 Target Date Retirement Fund

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements/ waivers[4]	Ratio of expenses to average net assets after reimbursements/ waivers[3,4]	Net effective expense ratio[5]	Ratio of net income to average net assets[3]
Class A:
10/31/13	$10.05	$.18	$2.19	$2.37	$(.18)	$(.09)	$(.27)	$12.15	24.24%	$618,342	.46%	.36%	.76%	1.68%
10/31/12	9.17	.17	.91	1.08	(.17)	(.03)	(.20)	10.05	12.08	436,995	.47	.37	.77	1.75
10/31/11	9.20	.17	.03	.20	(.17)	(.06)	(.23)	9.17	2.25	356,943	.47	.37	.77	1.85
10/31/10	8.11	.15	1.13	1.28	(.15)	(.04)	(.19)	9.20	15.83	287,023	.49	.38	.80	1.79
10/31/09	7.15	.17	1.12	1.29	(.15)	(.18)	(.33)	8.11	19.33	186,064	.44	.30	.75	2.37
Class R-1:
10/31/13	9.85	.10	2.14	2.24	(.11)	(.09)	(.20)	11.89	23.24	15,239	1.26	1.16	1.56	.91
10/31/12	9.00	.09	.90	.99	(.11)	(.03)	(.14)	9.85	11.21	12,657	1.25	1.14	1.54	.97
10/31/11	9.04	.10	.04	.14	(.12)	(.06)	(.18)	9.00	1.50	9,846	1.27	1.12	1.52	1.10
10/31/10	8.01	.09	1.10	1.19	(.12)	(.04)	(.16)	9.04	14.92	7,388	1.30	1.12	1.54	1.05
10/31/09	7.07	.11	1.12	1.23	(.11)	(.18)	(.29)	8.01	18.45	3,805	1.36	1.07	1.52	1.49
Class R-2:
10/31/13	9.88	.11	2.15	2.26	(.12)	(.09)	(.21)	11.93	23.37	471,945	1.15	1.05	1.45	1.00
10/31/12	9.02	.10	.90	1.00	(.11)	(.03)	(.14)	9.88	11.29	336,285	1.17	1.07	1.47	1.04
10/31/11	9.06	.11	.03	.14	(.12)	(.06)	(.18)	9.02	1.46	260,379	1.18	1.08	1.48	1.16
10/31/10	8.01	.09	1.10	1.19	(.10)	(.04)	(.14)	9.06	15.01	216,478	1.21	1.10	1.52	1.07
10/31/09	7.07	.11	1.11	1.22	(.10)	(.18)	(.28)	8.01	18.42	139,134	1.33	1.11	1.56	1.51
Class R-3:
10/31/13	9.97	.15	2.18	2.33	(.16)	(.09)	(.25)	12.05	23.88	444,139	.79	.69	1.09	1.35
10/31/12	9.11	.13	.90	1.03	(.14)	(.03)	(.17)	9.97	11.59	302,167	.80	.70	1.10	1.40
10/31/11	9.14	.14	.04	.18	(.15)	(.06)	(.21)	9.11	1.98	224,057	.81	.71	1.11	1.51
10/31/10	8.06	.13	1.12	1.25	(.13)	(.04)	(.17)	9.14	15.48	173,728	.82	.71	1.13	1.48
10/31/09	7.11	.14	1.12	1.26	(.13)	(.18)	(.31)	8.06	18.85	123,546	.86	.68	1.13	1.97
Class R-4:
10/31/13	10.04	.18	2.20	2.38	(.19)	(.09)	(.28)	12.14	24.30	235,471	.47	.37	.77	1.64
10/31/12	9.17	.17	.90	1.07	(.17)	(.03)	(.20)	10.04	11.97	144,120	.47	.37	.77	1.73
10/31/11	9.19	.17	.04	.21	(.17)	(.06)	(.23)	9.17	2.26	104,803	.48	.38	.78	1.83
10/31/10	8.11	.15	1.12	1.27	(.15)	(.04)	(.19)	9.19	15.79	81,769	.49	.38	.80	1.77
10/31/09	7.14	.16	1.14	1.30	(.15)	(.18)	(.33)	8.11	19.45	46,878	.52	.35	.80	2.29
Class R-5:
10/31/13	10.11	.21	2.21	2.42	(.21)	(.09)	(.30)	12.23	24.65	129,385	.17	.07	.47	1.91
10/31/12	9.23	.19	.91	1.10	(.19)	(.03)	(.22)	10.11	12.33	77,847	.17	.07	.47	2.01
10/31/11	9.25	.20	.03	.23	(.19)	(.06)	(.25)	9.23	2.60	54,885	.18	.08	.48	2.08
10/31/10	8.15	.18	1.13	1.31	(.17)	(.04)	(.21)	9.25	16.08	39,971	.19	.09	.51	2.12
10/31/09	7.17	.18	1.14	1.32	(.16)	(.18)	(.34)	8.15	19.80	29,859	.20	.05	.50	2.54
Class R-6:
10/31/13	10.08	.21	2.21	2.42	(.22)	(.09)	(.31)	12.19	24.67	79,568	.12	.02	.42	1.89
10/31/12	9.20	.18	.93	1.11	(.20)	(.03)	(.23)	10.08	12.41	35,210	.13	.03	.43	1.88
10/31/11	9.22	.21	.03	.24	(.20)	(.06)	(.26)	9.20	2.54	13,278	.13	.03	.43	2.17
10/31/10	8.12	.14	1.16	1.30	(.16)	(.04)	(.20)	9.22	16.35	9,411	.13	.03	.45	1.65
10/31/09[6,9]	7.03	.03	1.06	1.09	—	—	—	8.12	15.36	29	.22	.01	.46	.32

See page 52 for footnotes.

46	American Funds Target Date Retirement Series

American Funds 2030 Target Date Retirement Fund

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements/ waivers[4]	Ratio of expenses to average net assets after reimbursements/ waivers[3,4]	Net effective expense ratio[5]	Ratio of net income to average net assets[3]
Class A:
10/31/13	$10.12	$.19	$2.15	$2.34	$(.19)	$(.11)	$(.30)	$12.16	23.77%	$845,061	.46%	.36%	.75%	1.69%
10/31/12	9.25	.17	.92	1.09	(.17)	(.05)	(.22)	10.12	12.07	598,064	.47	.37	.77	1.78
10/31/11	9.21	.18	.04	.22	(.17)	(.01)	(.18)	9.25	2.44	493,241	.48	.38	.78	1.88
10/31/10	8.12	.16	1.12	1.28	(.15)	(.04)	(.19)	9.21	15.92	407,921	.48	.38	.79	1.83
10/31/09	7.16	.17	1.12	1.29	(.15)	(.18)	(.33)	8.12	19.24	268,081	.44	.30	.75	2.45
Class R-1:
10/31/13	9.97	.10	2.12	2.22	(.10)	(.11)	(.21)	11.98	22.81	23,548	1.25	1.15	1.54	.95
10/31/12	9.12	.10	.91	1.01	(.11)	(.05)	(.16)	9.97	11.19	19,127	1.24	1.14	1.54	1.01
10/31/11	9.10	.11	.04	.15	(.12)	(.01)	(.13)	9.12	1.77	16,778	1.26	1.11	1.51	1.14
10/31/10	8.04	.09	1.12	1.21	(.11)	(.04)	(.15)	9.10	15.00	13,844	1.28	1.10	1.51	1.09
10/31/09	7.10	.11	1.12	1.23	(.11)	(.18)	(.29)	8.04	18.25	8,741	1.31	1.07	1.52	1.57
Class R-2:
10/31/13	9.95	.11	2.11	2.22	(.12)	(.11)	(.23)	11.94	22.89	619,555	1.15	1.05	1.44	1.02
10/31/12	9.10	.10	.91	1.01	(.11)	(.05)	(.16)	9.95	11.28	460,507	1.17	1.07	1.47	1.08
10/31/11	9.07	.11	.05	.16	(.12)	(.01)	(.13)	9.10	1.79	370,589	1.17	1.07	1.47	1.19
10/31/10	8.02	.09	1.11	1.20	(.11)	(.04)	(.15)	9.07	14.98	308,636	1.19	1.09	1.50	1.12
10/31/09	7.08	.11	1.12	1.23	(.11)	(.18)	(.29)	8.02	18.38	197,529	1.28	1.11	1.56	1.57
Class R-3:
10/31/13	10.04	.15	2.14	2.29	(.16)	(.11)	(.27)	12.06	23.41	643,003	.79	.69	1.08	1.37
10/31/12	9.18	.14	.91	1.05	(.14)	(.05)	(.19)	10.04	11.68	450,376	.79	.69	1.09	1.43
10/31/11	9.15	.15	.04	.19	(.15)	(.01)	(.16)	9.18	2.07	347,121	.80	.70	1.10	1.55
10/31/10	8.07	.13	1.12	1.25	(.13)	(.04)	(.17)	9.15	15.58	287,041	.82	.71	1.12	1.50
10/31/09	7.12	.14	1.12	1.26	(.13)	(.18)	(.31)	8.07	18.80	197,536	.84	.68	1.13	2.04
Class R-4:
10/31/13	10.11	.18	2.16	2.34	(.19)	(.11)	(.30)	12.15	23.83	416,912	.46	.36	.75	1.67
10/31/12	9.24	.17	.92	1.09	(.17)	(.05)	(.22)	10.11	12.10	276,224	.47	.37	.77	1.75
10/31/11	9.21	.18	.04	.22	(.18)	(.01)	(.19)	9.24	2.34	196,059	.48	.38	.78	1.86
10/31/10	8.12	.16	1.12	1.28	(.15)	(.04)	(.19)	9.21	15.90	148,399	.49	.38	.79	1.82
10/31/09	7.16	.17	1.12	1.29	(.15)	(.18)	(.33)	8.12	19.18	91,883	.50	.35	.80	2.33
Class R-5:
10/31/13	10.18	.22	2.17	2.39	(.22)	(.11)	(.33)	12.24	24.19	171,392	.16	.06	.45	1.96
10/31/12	9.30	.21	.92	1.13	(.20)	(.05)	(.25)	10.18	12.44	108,966	.17	.07	.47	2.16
10/31/11	9.26	.21	.04	.25	(.20)	(.01)	(.21)	9.30	2.69	99,636	.17	.07	.47	2.18
10/31/10	8.16	.17	1.14	1.31	(.17)	(.04)	(.21)	9.26	16.18	74,589	.19	.08	.49	2.03
10/31/09	7.19	.19	1.13	1.32	(.17)	(.18)	(.35)	8.16	19.57	36,913	.20	.05	.50	2.66
Class R-6:
10/31/13	10.15	.21	2.17	2.38	(.22)	(.11)	(.33)	12.20	24.21	151,267	.12	.02	.41	1.91
10/31/12	9.28	.19	.93	1.12	(.20)	(.05)	(.25)	10.15	12.41	68,191	.13	.03	.43	1.97
10/31/11	9.23	.21	.05	.26	(.20)	(.01)	(.21)	9.28	2.85	29,319	.12	.02	.42	2.18
10/31/10	8.13	.17	1.13	1.30	(.16)	(.04)	(.20)	9.23	16.17	19,766	.14	.03	.44	2.04
10/31/09[6,9]	7.05	.04	1.04	1.08	—	—	—	8.13	15.32	5,207	.05	.01	.46	.51

American Funds Target Date Retirement Series	47

Financial highlights (continued)

American Funds 2025 Target Date Retirement Fund

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements/ waivers[4]	Ratio of expenses to average net assets after reimbursements/ waivers[3,4]	Net effective expense ratio[5]	Ratio of net income to average net assets[3]
Class A:
10/31/13	$9.89	$.18	$1.96	$2.14	$(.19)	$(.09)	$(.28)	$11.75	22.18%	$920,952	.46%	.36%	.74%	1.69%
10/31/12	9.09	.17	.86	1.03	(.18)	(.05)	(.23)	9.89	11.65	658,118	.47	.37	.76	1.80
10/31/11	9.09	.18	.06	.24	(.18)	(.06)	(.24)	9.09	2.79	551,679	.47	.37	.76	1.94
10/31/10	8.07	.16	1.06	1.22	(.16)	(.04)	(.20)	9.09	15.22	452,498	.48	.38	.78	1.93
10/31/09	7.20	.18	1.05	1.23	(.16)	(.20)	(.36)	8.07	18.36	295,939	.45	.30	.73	2.55
Class R-1:
10/31/13	9.74	.10	1.92	2.02	(.12)	(.09)	(.21)	11.55	21.14	17,255	1.26	1.16	1.54	.92
10/31/12	8.96	.09	.85	.94	(.11)	(.05)	(.16)	9.74	10.75	13,883	1.25	1.14	1.53	1.01
10/31/11	8.97	.11	.07	.18	(.13)	(.06)	(.19)	8.96	2.09	11,177	1.27	1.12	1.51	1.20
10/31/10	7.99	.10	1.04	1.14	(.12)	(.04)	(.16)	8.97	14.35	9,379	1.30	1.12	1.52	1.20
10/31/09	7.13	.12	1.05	1.17	(.11)	(.20)	(.31)	7.99	17.48	5,039	1.32	1.08	1.51	1.68
Class R-2:
10/31/13	9.72	.11	1.92	2.03	(.13)	(.09)	(.22)	11.53	21.29	631,500	1.14	1.04	1.42	1.02
10/31/12	8.94	.10	.85	.95	(.12)	(.05)	(.17)	9.72	10.85	462,775	1.17	1.07	1.46	1.10
10/31/11	8.95	.11	.07	.18	(.13)	(.06)	(.19)	8.94	2.00	372,438	1.17	1.07	1.46	1.25
10/31/10	7.97	.10	1.03	1.13	(.11)	(.04)	(.15)	8.95	14.41	310,827	1.20	1.09	1.49	1.22
10/31/09	7.12	.12	1.05	1.17	(.12)	(.20)	(.32)	7.97	17.48	204,244	1.24	1.10	1.53	1.70
Class R-3:
10/31/13	9.81	.15	1.94	2.09	(.16)	(.09)	(.25)	11.65	21.83	661,972	.79	.69	1.07	1.37
10/31/12	9.03	.14	.84	.98	(.15)	(.05)	(.20)	9.81	11.16	464,713	.80	.70	1.09	1.45
10/31/11	9.02	.15	.08	.23	(.16)	(.06)	(.22)	9.03	2.52	347,012	.80	.70	1.09	1.61
10/31/10	8.02	.14	1.04	1.18	(.14)	(.04)	(.18)	9.02	14.87	283,026	.82	.71	1.11	1.62
10/31/09	7.16	.15	1.05	1.20	(.14)	(.20)	(.34)	8.02	17.91	204,594	.83	.69	1.12	2.15
Class R-4:
10/31/13	9.89	.18	1.94	2.12	(.19)	(.09)	(.28)	11.73	22.03	368,852	.47	.37	.75	1.68
10/31/12	9.09	.17	.86	1.03	(.18)	(.05)	(.23)	9.89	11.66	246,502	.47	.37	.76	1.78
10/31/11	9.08	.18	.07	.25	(.18)	(.06)	(.24)	9.09	2.79	178,912	.48	.38	.77	1.92
10/31/10	8.07	.16	1.05	1.21	(.16)	(.04)	(.20)	9.08	15.18	144,150	.49	.38	.78	1.91
10/31/09	7.20	.18	1.05	1.23	(.16)	(.20)	(.36)	8.07	18.33	91,333	.50	.35	.78	2.50
Class R-5:
10/31/13	9.95	.21	1.97	2.18	(.22)	(.09)	(.31)	11.82	22.52	156,633	.16	.06	.44	1.96
10/31/12	9.15	.19	.86	1.05	(.20)	(.05)	(.25)	9.95	11.91	96,824	.17	.07	.46	2.05
10/31/11	9.13	.20	.09	.29	(.21)	(.06)	(.27)	9.15	3.14	66,377	.17	.07	.46	2.20
10/31/10	8.11	.20	1.04	1.24	(.18)	(.04)	(.22)	9.13	15.49	49,240	.19	.08	.48	2.30
10/31/09	7.23	.20	1.06	1.26	(.18)	(.20)	(.38)	8.11	18.70	40,202	.20	.05	.48	2.74
Class R-6:
10/31/13	9.93	.21	1.96	2.17	(.22)	(.09)	(.31)	11.79	22.51	118,529	.12	.02	.40	1.91
10/31/12	9.13	.18	.88	1.06	(.21)	(.05)	(.26)	9.93	11.98	51,657	.13	.03	.42	1.94
10/31/11	9.11	.21	.08	.29	(.21)	(.06)	(.27)	9.13	3.19	20,591	.13	.03	.42	2.25
10/31/10	8.08	.15	1.09	1.24	(.17)	(.04)	(.21)	9.11	15.60	15,203	.13	.03	.43	1.82
10/31/09[6,9]	7.05	.01	1.02	1.03	—	—	—	8.08	14.61	353	.06	.01	.44	.08

See page 52 for footnotes.

48	American Funds Target Date Retirement Series

American Funds 2020 Target Date Retirement Fund

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements/ waivers[4]	Ratio of expenses to average net assets after reimbursements/ waivers[3,4]	Net effective expense ratio[5]	Ratio of net income to average net assets[3]
Class A:
10/31/13	$9.81	$.18	$1.48	$1.66	$(.20)	$(.09)	$(.29)	$11.18	17.38%	$1,042,155	.47%	.37%	.73%	1.78%
10/31/12	9.15	.18	.74	.92	(.21)	(.05)	(.26)	9.81	10.35	804,848	.47	.37	.74	1.96
10/31/11	9.14	.21	.11	.32	(.21)	(.10)	(.31)	9.15	3.50	678,416	.48	.38	.75	2.24
10/31/10	8.22	.20	.93	1.13	(.17)	(.04)	(.21)	9.14	13.98	556,079	.49	.39	.77	2.33
10/31/09	7.38	.20	1.02	1.22	(.18)	(.20)	(.38)	8.22	17.68	374,311	.44	.30	.72	2.79
Class R-1:
10/31/13	9.64	.10	1.47	1.57	(.12)	(.09)	(.21)	11.00	16.55	18,267	1.25	1.15	1.51	1.02
10/31/12	9.00	.11	.72	.83	(.14)	(.05)	(.19)	9.64	9.49	15,683	1.25	1.14	1.51	1.20
10/31/11	9.01	.14	.10	.24	(.15)	(.10)	(.25)	9.00	2.67	14,380	1.27	1.12	1.49	1.49
10/31/10	8.12	.13	.93	1.06	(.13)	(.04)	(.17)	9.01	13.19	11,541	1.30	1.12	1.50	1.59
10/31/09	7.31	.14	1.01	1.15	(.14)	(.20)	(.34)	8.12	16.77	7,356	1.31	1.08	1.50	1.96
Class R-2:
10/31/13	9.65	.11	1.46	1.57	(.14)	(.09)	(.23)	10.99	16.59	571,484	1.14	1.04	1.40	1.11
10/31/12	9.01	.12	.72	.84	(.15)	(.05)	(.20)	9.65	9.52	447,936	1.17	1.07	1.44	1.26
10/31/11	9.02	.14	.11	.25	(.16)	(.10)	(.26)	9.01	2.70	374,268	1.17	1.07	1.44	1.55
10/31/10	8.12	.14	.93	1.07	(.13)	(.04)	(.17)	9.02	13.30	320,330	1.20	1.09	1.47	1.63
10/31/09	7.30	.14	1.01	1.15	(.13)	(.20)	(.33)	8.12	16.82	214,944	1.20	1.06	1.48	1.99
Class R-3:
10/31/13	9.74	.15	1.46	1.61	(.17)	(.09)	(.26)	11.09	16.97	692,027	.79	.69	1.05	1.47
10/31/12	9.08	.15	.74	.89	(.18)	(.05)	(.23)	9.74	10.08	530,271	.79	.69	1.06	1.63
10/31/11	9.09	.18	.09	.27	(.18)	(.10)	(.28)	9.08	3.11	411,705	.80	.70	1.07	1.92
10/31/10	8.17	.17	.94	1.11	(.15)	(.04)	(.19)	9.09	13.64	352,945	.81	.71	1.09	2.03
10/31/09	7.34	.17	1.01	1.18	(.15)	(.20)	(.35)	8.17	17.23	254,120	.81	.67	1.09	2.40
Class R-4:
10/31/13	9.81	.18	1.47	1.65	(.20)	(.09)	(.29)	11.17	17.30	448,619	.47	.37	.73	1.78
10/31/12	9.15	.18	.74	.92	(.21)	(.05)	(.26)	9.81	10.35	323,787	.47	.37	.74	1.94
10/31/11	9.14	.21	.11	.32	(.21)	(.10)	(.31)	9.15	3.51	247,276	.47	.37	.74	2.23
10/31/10	8.22	.20	.93	1.13	(.17)	(.04)	(.21)	9.14	13.96	201,854	.49	.38	.76	2.32
10/31/09	7.38	.20	1.02	1.22	(.18)	(.20)	(.38)	8.22	17.65	129,604	.49	.34	.76	2.66
Class R-5:
10/31/13	9.87	.22	1.48	1.70	(.23)	(.09)	(.32)	11.25	17.73	158,449	.16	.06	.42	2.08
10/31/12	9.20	.22	.73	.95	(.23)	(.05)	(.28)	9.87	10.73	115,917	.17	.07	.44	2.28
10/31/11	9.19	.23	.12	.35	(.24)	(.10)	(.34)	9.20	3.76	95,372	.17	.07	.44	2.52
10/31/10	8.25	.23	.94	1.17	(.19)	(.04)	(.23)	9.19	14.39	63,932	.19	.08	.46	2.62
10/31/09	7.41	.22	1.01	1.23	(.19)	(.20)	(.39)	8.25	17.88	39,599	.19	.05	.47	3.02
Class R-6:
10/31/13	9.85	.21	1.49	1.70	(.23)	(.09)	(.32)	11.23	17.81	142,674	.12	.02	.38	2.05
10/31/12	9.18	.21	.75	.96	(.24)	(.05)	(.29)	9.85	10.80	66,132	.12	.02	.39	2.18
10/31/11	9.17	.24	.11	.35	(.24)	(.10)	(.34)	9.18	3.81	32,185	.12	.02	.39	2.56
10/31/10	8.23	.21	.95	1.16	(.18)	(.04)	(.22)	9.17	14.36	27,170	.14	.03	.41	2.47
10/31/09[6,9]	7.23	.05	.95	1.00	—	—	—	8.23	13.83	8,324	.04	.01	.43	.64

American Funds Target Date Retirement Series	49

Financial highlights (continued)

American Funds 2015 Target Date Retirement Fund

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements/ waivers[4]	Ratio of expenses to average net assets after reimbursements/ waivers[3,4]	Net effective expense ratio[5]	Ratio of net income to average net assets[3]
Class A:
10/31/13	$9.86	$.19	$1.21	$1.40	$(.21)	$(.16)	$(.37)	$10.89	14.67%	$727,561	.46%	.36%	.69%	1.82%
10/31/12	9.31	.19	.67	.86	(.22)	(.09)	(.31)	9.86	9.54	622,118	.49	.39	.73	2.04
10/31/11	9.31	.22	.13	.35	(.23)	(.12)	(.35)	9.31	3.74	555,824	.48	.38	.73	2.34
10/31/10	8.45	.22	.89	1.11	(.20)	(.05)	(.25)	9.31	13.27	485,697	.50	.39	.75	2.50
10/31/09	7.62	.23	.99	1.22	(.21)	(.18)	(.39)	8.45	17.14	360,195	.44	.30	.71	3.13
Class R-1:
10/31/13	9.68	.10	1.19	1.29	(.13)	(.16)	(.29)	10.68	13.72	12,718	1.25	1.15	1.48	1.04
10/31/12	9.15	.12	.66	.78	(.16)	(.09)	(.25)	9.68	8.67	12,179	1.25	1.14	1.48	1.30
10/31/11	9.16	.15	.13	.28	(.17)	(.12)	(.29)	9.15	3.03	11,856	1.27	1.12	1.47	1.61
10/31/10	8.35	.15	.87	1.02	(.16)	(.05)	(.21)	9.16	12.37	11,070	1.30	1.12	1.48	1.76
10/31/09	7.56	.17	.98	1.15	(.18)	(.18)	(.36)	8.35	16.26	6,828	1.31	1.09	1.50	2.22
Class R-2:
10/31/13	9.70	.11	1.19	1.30	(.14)	(.16)	(.30)	10.70	13.82	348,491	1.14	1.04	1.37	1.14
10/31/12	9.16	.13	.66	.79	(.16)	(.09)	(.25)	9.70	8.84	309,048	1.17	1.07	1.41	1.35
10/31/11	9.18	.15	.12	.27	(.17)	(.12)	(.29)	9.16	2.94	280,206	1.17	1.07	1.42	1.65
10/31/10	8.35	.16	.87	1.03	(.15)	(.05)	(.20)	9.18	12.48	248,274	1.20	1.09	1.45	1.81
10/31/09	7.55	.17	.98	1.15	(.17)	(.18)	(.35)	8.35	16.23	169,123	1.20	1.06	1.47	2.30
Class R-3:
10/31/13	9.79	.15	1.20	1.35	(.18)	(.16)	(.34)	10.80	14.21	438,232	.79	.69	1.02	1.49
10/31/12	9.25	.16	.66	.82	(.19)	(.09)	(.28)	9.79	9.15	375,534	.80	.70	1.04	1.73
10/31/11	9.25	.19	.13	.32	(.20)	(.12)	(.32)	9.25	3.48	323,498	.80	.70	1.05	2.03
10/31/10	8.40	.19	.88	1.07	(.17)	(.05)	(.22)	9.25	12.93	287,863	.82	.71	1.07	2.20
10/31/09	7.59	.20	.98	1.18	(.19)	(.18)	(.37)	8.40	16.64	215,184	.81	.67	1.08	2.72
Class R-4:
10/31/13	9.86	.18	1.21	1.39	(.21)	(.16)	(.37)	10.88	14.59	216,795	.47	.37	.70	1.81
10/31/12	9.31	.19	.67	.86	(.22)	(.09)	(.31)	9.86	9.56	182,426	.47	.37	.71	2.05
10/31/11	9.31	.22	.13	.35	(.23)	(.12)	(.35)	9.31	3.76	156,013	.48	.38	.73	2.35
10/31/10	8.45	.22	.89	1.11	(.20)	(.05)	(.25)	9.31	13.26	137,314	.49	.38	.74	2.51
10/31/09	7.63	.23	.98	1.21	(.21)	(.18)	(.39)	8.45	17.01	83,795	.50	.35	.76	3.03
Class R-5:
10/31/13	9.92	.21	1.22	1.43	(.24)	(.16)	(.40)	10.95	14.94	97,252	.17	.07	.40	2.09
10/31/12	9.37	.22	.67	.89	(.25)	(.09)	(.34)	9.92	9.82	73,623	.17	.07	.41	2.30
10/31/11	9.36	.24	.14	.38	(.25)	(.12)	(.37)	9.37	4.11	48,120	.17	.07	.42	2.60
10/31/10	8.49	.25	.89	1.14	(.22)	(.05)	(.27)	9.36	13.57	35,822	.19	.08	.44	2.88
10/31/09	7.66	.25	.99	1.24	(.23)	(.18)	(.41)	8.49	17.42	32,624	.19	.05	.46	3.38
Class R-6:
10/31/13	9.90	.21	1.21	1.42	(.24)	(.16)	(.40)	10.92	14.92	72,517	.12	.02	.35	2.09
10/31/12	9.34	.22	.69	.91	(.26)	(.09)	(.35)	9.90	10.01	33,972	.13	.03	.37	2.28
10/31/11	9.34	.25	.13	.38	(.26)	(.12)	(.38)	9.34	4.07	15,701	.13	.03	.38	2.69
10/31/10	8.46	.22	.92	1.14	(.21)	(.05)	(.26)	9.34	13.66	16,167	.13	.03	.39	2.49
10/31/09[6,9]	7.49	.04	.93	.97	—	—	—	8.46	12.95	286	.06	.01	.42	.46

See page 52 for footnotes.

50	American Funds Target Date Retirement Series

American Funds 2010 Target Date Retirement Fund

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements/ waivers[4]	Ratio of expenses to average net assets after reimbursements/ waivers[3,4]	Net effective expense ratio[5]	Ratio of net income to average net assets[3]
Class A:
10/31/13	$9.77	$.22	$.89	$1.11	$(.25)	$(.12)	$(.37)	$10.51	11.77%	$541,619	.48%	.38%	.70%	2.24%
10/31/12	9.37	.24	.60	.84	(.28)	(.16)	(.44)	9.77	9.33	511,141	.49	.39	.72	2.56
10/31/11	9.33	.27	.11	.38	(.27)	(.07)	(.34)	9.37	4.17	443,287	.49	.39	.74	2.93
10/31/10	8.47	.27	.83	1.10	(.22)	(.02)	(.24)	9.33	13.20	427,948	.51	.40	.74	3.04
10/31/09	7.69	.27	.94	1.21	(.24)	(.19)	(.43)	8.47	16.92	295,143	.46	.32	.70	3.52
Class R-1:
10/31/13	9.68	.14	.89	1.03	(.16)	(.12)	(.28)	10.43	11.00	3,914	1.26	1.16	1.48	1.44
10/31/12	9.29	.17	.59	.76	(.21)	(.16)	(.37)	9.68	8.48	3,668	1.25	1.14	1.47	1.82
10/31/11	9.26	.20	.11	.31	(.21)	(.07)	(.28)	9.29	3.40	3,240	1.27	1.12	1.47	2.19
10/31/10	8.42	.20	.84	1.04	(.18)	(.02)	(.20)	9.26	12.47	2,930	1.31	1.12	1.46	2.32
10/31/09	7.64	.20	.94	1.14	(.17)	(.19)	(.36)	8.42	15.84	2,331	1.37	1.08	1.46	2.61
Class R-2:
10/31/13	9.63	.15	.88	1.03	(.18)	(.12)	(.30)	10.36	11.08	144,403	1.15	1.05	1.37	1.57
10/31/12	9.25	.18	.58	.76	(.22)	(.16)	(.38)	9.63	8.45	135,378	1.18	1.08	1.41	1.89
10/31/11	9.21	.21	.11	.32	(.21)	(.07)	(.28)	9.25	3.54	131,934	1.18	1.08	1.43	2.23
10/31/10	8.37	.21	.82	1.03	(.17)	(.02)	(.19)	9.21	12.44	125,921	1.20	1.09	1.43	2.35
10/31/09	7.62	.20	.94	1.14	(.20)	(.19)	(.39)	8.37	15.89	98,307	1.23	1.09	1.47	2.71
Class R-3:
10/31/13	9.71	.19	.89	1.08	(.22)	(.12)	(.34)	10.45	11.47	197,024	.79	.69	1.01	1.93
10/31/12	9.32	.21	.59	.80	(.25)	(.16)	(.41)	9.71	8.90	178,091	.80	.70	1.03	2.25
10/31/11	9.27	.24	.12	.36	(.24)	(.07)	(.31)	9.32	3.98	166,705	.81	.71	1.06	2.62
10/31/10	8.42	.24	.82	1.06	(.19)	(.02)	(.21)	9.27	12.83	163,606	.82	.71	1.05	2.74
10/31/09	7.66	.24	.93	1.17	(.22)	(.19)	(.41)	8.42	16.34	138,523	.82	.67	1.05	3.15
Class R-4:
10/31/13	9.77	.22	.89	1.11	(.25)	(.12)	(.37)	10.51	11.79	137,893	.47	.37	.69	2.24
10/31/12	9.37	.24	.60	.84	(.28)	(.16)	(.44)	9.77	9.34	113,784	.47	.37	.70	2.57
10/31/11	9.33	.27	.12	.39	(.28)	(.07)	(.35)	9.37	4.21	103,670	.48	.38	.73	2.94
10/31/10	8.47	.27	.83	1.10	(.22)	(.02)	(.24)	9.33	13.19	98,544	.49	.38	.72	3.05
10/31/09	7.70	.26	.94	1.20	(.24)	(.19)	(.43)	8.47	16.78	72,973	.50	.34	.72	3.46
Class R-5:
10/31/13	9.83	.25	.90	1.15	(.28)	(.12)	(.40)	10.58	12.15	42,758	.17	.07	.39	2.48
10/31/12	9.43	.27	.60	.87	(.31)	(.16)	(.47)	9.83	9.60	45,682	.17	.07	.40	2.89
10/31/11	9.38	.31	.11	.42	(.30)	(.07)	(.37)	9.43	4.58	38,640	.18	.08	.43	3.28
10/31/10	8.50	.30	.84	1.14	(.24)	(.02)	(.26)	9.38	13.62	37,997	.19	.08	.42	3.40
10/31/09	7.73	.29	.93	1.22	(.26)	(.19)	(.45)	8.50	17.05	29,675	.20	.05	.43	3.84
Class R-6:
10/31/13	9.81	.25	.90	1.15	(.28)	(.12)	(.40)	10.56	12.21	41,000	.12	.02	.34	2.53
10/31/12	9.41	.27	.60	.87	(.31)	(.16)	(.47)	9.81	9.68	19,125	.13	.03	.36	2.86
10/31/11	9.36	.31	.12	.43	(.31)	(.07)	(.38)	9.41	4.63	14,646	.13	.03	.38	3.28
10/31/10	8.48	.29	.84	1.13	(.23)	(.02)	(.25)	9.36	13.57	14,033	.14	.03	.37	3.27
10/31/09[6,9]	7.55	.08	.85	.93	—	—	—	8.48	12.32	4,016	.05	.01	.39	.91

American Funds Target Date Retirement Series	51

Financial highlights (continued)

	Period ended October 31
Portfolio turnover rate for all share classes	2013	2012	2011	2010	2009
2055 Fund	6%	10%	23%	44%[6,7]
2050 Fund	2	3	2	7	5%
2045 Fund	2	3	1	4	—	[11]
2040 Fund	2	2	1	2	1
2035 Fund	2	3	1	2	—	[11]
2030 Fund	2	4	2	1	—	[11]
2025 Fund	2	3	3	3	1
2020 Fund	3	4	7	8	1
2015 Fund	7	8	7	13	2
2010 Fund	18	10	19	21	5

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges.
[3]	This column reflects the impact,if any,of certain reimbursements/waivers from CRMC. During the periods shown,CRMC reduced fees for investment advisory services and reimbursed other fees and expenses. In addition, during some of the periods shown, CRMC paid a portion of the funds’ transfer agent fees for certain retirement plan share classes.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class,which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See pages 54 to 58 for further information regarding fees and expenses.
[6]	Based on operations for the periods shown and, accordingly, is not representative of a full year.
[7]	For the period February 1, 2010, commencement of operations, through October 31, 2010.
[8]	Annualized.
[9]	For the period July 13, 2009, the initial sale of the share class, through October 31, 2009.
[10]	For the period July 27, 2009, the initial sale of the share class, through October 31, 2009.
[11]	Amount is either less than 1% or there is no turnover.

See Notes to Financial Statements

52	American Funds Target Date Retirement Series

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of the American Funds Target Date Retirement Series:

We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of the American Funds Target Date Retirement Series comprising the American Funds 2055 Target Date Retirement Fund, American Funds 2050 Target Date Retirement Fund, American Funds 2045 Target Date Retirement Fund, American Funds 2040 Target Date Retirement Fund, American Funds 2035 Target Date Retirement Fund, American Funds 2030 Target Date Retirement Fund, American Funds 2025 Target Date Retirement Fund, American Funds 2020 Target Date Retirement Fund, American Funds 2015 Target Date Retirement Fund and American Funds 2010 Target Date Retirement Fund (the “Series”), as of October 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of October 31, 2013, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds comprising the American Funds Target Date Retirement Series as of October 31, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Costa Mesa, California
December 9, 2013

American Funds Target Date Retirement Series	53

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (May 1, 2013, through October 31, 2013).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

54	American Funds Target Date Retirement Series

	Beginning account value 5/1/2013	Ending account value 10/31/2013	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
American Funds 2055 Target Date Retirement Fund
Class A — actual return	$1,000.00	$1,099.77	$1.80	.34%	$3.92	.74%
Class A — assumed 5% return	1,000.00	1,023.49	1.73	.34	3.77	.74
Class R-1 — actual return	1,000.00	1,095.63	5.92	1.12	8.03	1.52
Class R-1 — assumed 5% return	1,000.00	1,019.56	5.70	1.12	7.73	1.52
Class R-2 — actual return	1,000.00	1,095.49	5.55	1.05	7.66	1.45
Class R-2 — assumed 5% return	1,000.00	1,019.91	5.35	1.05	7.38	1.45
Class R-3 — actual return	1,000.00	1,098.05	3.65	.69	5.76	1.09
Class R-3 — assumed 5% return	1,000.00	1,021.73	3.52	.69	5.55	1.09
Class R-4 — actual return	1,000.00	1,099.03	1.96	.37	4.07	.77
Class R-4 — assumed 5% return	1,000.00	1,023.34	1.89	.37	3.92	.77
Class R-5 — actual return	1,000.00	1,100.82	.37	.07	2.49	.47
Class R-5 — assumed 5% return	1,000.00	1,024.85	.36	.07	2.40	.47
Class R-6 — actual return	1,000.00	1,100.74	.16	.03	2.28	.43
Class R-6 — assumed 5% return	1,000.00	1,025.05	.15	.03	2.19	.43

American Funds 2050 Target Date Retirement Fund
Class A — actual return	$1,000.00	$1,099.28	$1.80	.34%	$3.92	.74%
Class A — assumed 5% return	1,000.00	1,023.49	1.73	.34	3.77	.74
Class R-1 — actual return	1,000.00	1,095.10	6.13	1.16	8.24	1.56
Class R-1 — assumed 5% return	1,000.00	1,019.36	5.90	1.16	7.93	1.56
Class R-2 — actual return	1,000.00	1,095.10	5.49	1.04	7.60	1.44
Class R-2 — assumed 5% return	1,000.00	1,019.96	5.30	1.04	7.32	1.44
Class R-3 — actual return	1,000.00	1,098.16	3.65	.69	5.76	1.09
Class R-3 — assumed 5% return	1,000.00	1,021.73	3.52	.69	5.55	1.09
Class R-4 — actual return	1,000.00	1,098.45	1.90	.36	4.02	.76
Class R-4 — assumed 5% return	1,000.00	1,023.39	1.84	.36	3.87	.76
Class R-5 — actual return	1,000.00	1,101.54	.32	.06	2.44	.46
Class R-5 — assumed 5% return	1,000.00	1,024.90	.31	.06	2.35	.46
Class R-6 — actual return	1,000.00	1,101.82	.11	.02	2.23	.42
Class R-6 — assumed 5% return	1,000.00	1,025.10	.10	.02	2.14	.42

American Funds 2045 Target Date Retirement Fund
Class A — actual return	$1,000.00	$1,099.28	$1.80	.34%	$3.92	.74%
Class A — assumed 5% return	1,000.00	1,023.49	1.73	.34	3.77	.74
Class R-1 — actual return	1,000.00	1,095.11	6.07	1.15	8.19	1.55
Class R-1 — assumed 5% return	1,000.00	1,019.41	5.85	1.15	7.88	1.55
Class R-2 — actual return	1,000.00	1,095.45	5.49	1.04	7.61	1.44
Class R-2 — assumed 5% return	1,000.00	1,019.96	5.30	1.04	7.32	1.44
Class R-3 — actual return	1,000.00	1,097.30	3.65	.69	5.76	1.09
Class R-3 — assumed 5% return	1,000.00	1,021.73	3.52	.69	5.55	1.09
Class R-4 — actual return	1,000.00	1,099.38	1.90	.36	4.02	.76
Class R-4 — assumed 5% return	1,000.00	1,023.39	1.84	.36	3.87	.76
Class R-5 — actual return	1,000.00	1,100.45	.37	.07	2.49	.47
Class R-5 — assumed 5% return	1,000.00	1,024.85	.36	.07	2.40	.47
Class R-6 — actual return	1,000.00	1,100.80	.11	.02	2.22	.42
Class R-6 — assumed 5% return	1,000.00	1,025.10	.10	.02	2.14	.42

See page 58 for footnotes.

American Funds Target Date Retirement Series	55

	Beginning account value 5/1/2013	Ending account value 10/31/2013	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
American Funds 2040 Target Date Retirement Fund
Class A — actual return	$1,000.00	$1,099.11	$1.80	.34%	$3.92	.74%
Class A — assumed 5% return	1,000.00	1,023.49	1.73	.34	3.77	.74
Class R-1 — actual return	1,000.00	1,095.11	6.07	1.15	8.19	1.55
Class R-1 — assumed 5% return	1,000.00	1,019.41	5.85	1.15	7.88	1.55
Class R-2 — actual return	1,000.00	1,096.10	5.49	1.04	7.61	1.44
Class R-2 — assumed 5% return	1,000.00	1,019.96	5.30	1.04	7.32	1.44
Class R-3 — actual return	1,000.00	1,097.93	3.60	.68	5.71	1.08
Class R-3 — assumed 5% return	1,000.00	1,021.78	3.47	.68	5.50	1.08
Class R-4 — actual return	1,000.00	1,099.20	1.90	.36	4.02	.76
Class R-4 — assumed 5% return	1,000.00	1,023.39	1.84	.36	3.87	.76
Class R-5 — actual return	1,000.00	1,101.24	.32	.06	2.44	.46
Class R-5 — assumed 5% return	1,000.00	1,024.90	.31	.06	2.35	.46
Class R-6 — actual return	1,000.00	1,100.62	.05	.01	2.17	.41
Class R-6 — assumed 5% return	1,000.00	1,025.16	.05	.01	2.09	.41

American Funds 2035 Target Date Retirement Fund
Class A — actual return	$1,000.00	$1,096.57	$1.80	.34%	$3.91	.74%
Class A — assumed 5% return	1,000.00	1,023.49	1.73	.34	3.77	.74
Class R-1 — actual return	1,000.00	1,092.83	6.01	1.14	8.12	1.54
Class R-1 — assumed 5% return	1,000.00	1,019.46	5.80	1.14	7.83	1.54
Class R-2 — actual return	1,000.00	1,092.49	5.49	1.04	7.59	1.44
Class R-2 — assumed 5% return	1,000.00	1,019.96	5.30	1.04	7.32	1.44
Class R-3 — actual return	1,000.00	1,095.45	3.59	.68	5.70	1.08
Class R-3 — assumed 5% return	1,000.00	1,021.78	3.47	.68	5.50	1.08
Class R-4 — actual return	1,000.00	1,096.65	1.90	.36	4.02	.76
Class R-4 — assumed 5% return	1,000.00	1,023.39	1.84	.36	3.87	.76
Class R-5 — actual return	1,000.00	1,098.83	.32	.06	2.43	.46
Class R-5 — assumed 5% return	1,000.00	1,024.90	.31	.06	2.35	.46
Class R-6 — actual return	1,000.00	1,098.20	.05	.01	2.17	.41
Class R-6 — assumed 5% return	1,000.00	1,025.16	.05	.01	2.09	.41

American Funds 2030 Target Date Retirement Fund
Class A — actual return	$1,000.00	$1,094.51	$1.85	.35%	$3.91	.74%
Class A — assumed 5% return	1,000.00	1,023.44	1.79	.35	3.77	.74
Class R-1 — actual return	1,000.00	1,090.08	6.06	1.15	8.11	1.54
Class R-1 — assumed 5% return	1,000.00	1,019.41	5.85	1.15	7.83	1.54
Class R-2 — actual return	1,000.00	1,090.41	5.48	1.04	7.53	1.43
Class R-2 — assumed 5% return	1,000.00	1,019.96	5.30	1.04	7.27	1.43
Class R-3 — actual return	1,000.00	1,092.39	3.59	.68	5.64	1.07
Class R-3 — assumed 5% return	1,000.00	1,021.78	3.47	.68	5.45	1.07
Class R-4 — actual return	1,000.00	1,094.59	1.90	.36	3.96	.75
Class R-4 — assumed 5% return	1,000.00	1,023.39	1.84	.36	3.82	.75
Class R-5 — actual return	1,000.00	1,095.80	.32	.06	2.38	.45
Class R-5 — assumed 5% return	1,000.00	1,024.90	.31	.06	2.29	.45
Class R-6 — actual return	1,000.00	1,096.13	.05	.01	2.11	.40
Class R-6 — assumed 5% return	1,000.00	1,025.16	.05	.01	2.04	.40

56	American Funds Target Date Retirement Series

	Beginning account value 5/1/2013	Ending account value 10/31/2013	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
American Funds 2025 Target Date Retirement Fund
Class A — actual return	$1,000.00	$1,087.97	$1.84	.35%	$3.84	.73%
Class A — assumed 5% return	1,000.00	1,023.44	1.79	.35	3.72	.73
Class R-1 — actual return	1,000.00	1,082.48	6.04	1.15	8.03	1.53
Class R-1 — assumed 5% return	1,000.00	1,019.41	5.85	1.15	7.78	1.53
Class R-2 — actual return	1,000.00	1,083.65	5.46	1.04	7.46	1.42
Class R-2 — assumed 5% return	1,000.00	1,019.96	5.30	1.04	7.22	1.42
Class R-3 — actual return	1,000.00	1,085.75	3.63	.69	5.63	1.07
Class R-3 — assumed 5% return	1,000.00	1,021.73	3.52	.69	5.45	1.07
Class R-4 — actual return	1,000.00	1,087.11	1.89	.36	3.89	.74
Class R-4 — assumed 5% return	1,000.00	1,023.39	1.84	.36	3.77	.74
Class R-5 — actual return	1,000.00	1,089.40	.32	.06	2.32	.44
Class R-5 — assumed 5% return	1,000.00	1,024.90	.31	.06	2.24	.44
Class R-6 — actual return	1,000.00	1,088.64	.05	.01	2.05	.39
Class R-6 — assumed 5% return	1,000.00	1,025.16	.05	.01	1.99	.39

American Funds 2020 Target Date Retirement Fund
Class A — actual return	$1,000.00	$1,066.80	$1.82	.35%	$3.70	.71%
Class A — assumed 5% return	1,000.00	1,023.44	1.79	.35	3.62	.71
Class R-1 — actual return	1,000.00	1,062.80	5.93	1.14	7.80	1.50
Class R-1 — assumed 5% return	1,000.00	1,019.46	5.80	1.14	7.63	1.50
Class R-2 — actual return	1,000.00	1,061.83	5.40	1.04	7.28	1.40
Class R-2 — assumed 5% return	1,000.00	1,019.96	5.30	1.04	7.12	1.40
Class R-3 — actual return	1,000.00	1,064.30	3.54	.68	5.41	1.04
Class R-3 — assumed 5% return	1,000.00	1,021.78	3.47	.68	5.30	1.04
Class R-4 — actual return	1,000.00	1,065.84	1.87	.36	3.75	.72
Class R-4 — assumed 5% return	1,000.00	1,023.39	1.84	.36	3.67	.72
Class R-5 — actual return	1,000.00	1,067.37	.31	.06	2.19	.42
Class R-5 — assumed 5% return	1,000.00	1,024.90	.31	.06	2.14	.42
Class R-6 — actual return	1,000.00	1,068.50	.05	.01	1.93	.37
Class R-6 — assumed 5% return	1,000.00	1,025.16	.05	.01	1.89	.37

American Funds 2015 Target Date Retirement Fund
Class A — actual return	$1,000.00	$1,054.21	$1.81	.35%	$3.52	.68%
Class A — assumed 5% return	1,000.00	1,023.44	1.79	.35	3.47	.68
Class R-1 — actual return	1,000.00	1,050.14	5.94	1.15	7.65	1.48
Class R-1 — assumed 5% return	1,000.00	1,019.41	5.85	1.15	7.53	1.48
Class R-2 — actual return	1,000.00	1,050.04	5.37	1.04	7.08	1.37
Class R-2 — assumed 5% return	1,000.00	1,019.96	5.30	1.04	6.97	1.37
Class R-3 — actual return	1,000.00	1,051.61	3.57	.69	5.27	1.02
Class R-3 — assumed 5% return	1,000.00	1,021.73	3.52	.69	5.19	1.02
Class R-4 — actual return	1,000.00	1,054.26	1.86	.36	3.57	.69
Class R-4 — assumed 5% return	1,000.00	1,023.39	1.84	.36	3.52	.69
Class R-5 — actual return	1,000.00	1,054.91	.31	.06	2.02	.39
Class R-5 — assumed 5% return	1,000.00	1,024.90	.31	.06	1.99	.39
Class R-6 — actual return	1,000.00	1,055.07	.05	.01	1.76	.34
Class R-6 — assumed 5% return	1,000.00	1,025.16	.05	.01	1.73	.34

See page 58 for footnotes.

American Funds Target Date Retirement Series	57

	Beginning account value 5/1/2013	Ending account value 10/31/2013	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
American Funds 2010 Target Date Retirement Fund
Class A — actual return	$1,000.00	$1,039.57	$1.85	.36%	$3.50	.68%
Class A — assumed 5% return	1,000.00	1,023.39	1.84	.36	3.47	.68
Class R-1 — actual return	1,000.00	1,035.75	5.90	1.15	7.54	1.47
Class R-1 — assumed 5% return	1,000.00	1,019.41	5.85	1.15	7.48	1.47
Class R-2 — actual return	1,000.00	1,036.00	5.34	1.04	6.98	1.36
Class R-2 — assumed 5% return	1,000.00	1,019.96	5.30	1.04	6.92	1.36
Class R-3 — actual return	1,000.00	1,037.74	3.54	.69	5.19	1.01
Class R-3 — assumed 5% return	1,000.00	1,021.73	3.52	.69	5.14	1.01
Class R-4 — actual return	1,000.00	1,039.57	1.90	.37	3.55	.69
Class R-4 — assumed 5% return	1,000.00	1,023.34	1.89	.37	3.52	.69
Class R-5 — actual return	1,000.00	1,041.34	.36	.07	2.01	.39
Class R-5 — assumed 5% return	1,000.00	1,024.85	.36	.07	1.99	.39
Class R-6 — actual return	1,000.00	1,041.42	.10	.02	1.75	.34
Class R-6 — assumed 5% return	1,000.00	1,025.10	.10	.02	1.73	.34

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period,and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period,and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.

58	American Funds Target Date Retirement Series

Board of trustees and other officers

“Independent” trustees1

Name and age	Year first elected a trustee of the series[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
William H. Baribault, 68	2009	Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	69	None
James G. Ellis, 66	2010	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	69	Quiksilver, Inc.
Leonard R. Fuller, 67	2007	President and CEO, Fuller Consulting (financial management consulting firm)	69	None
R. Clark Hooper, 67 Chairman of the Board (Independent and Non-Executive)	2010	Private investor	71	JPMorgan Value Opportunities Fund, Inc.; The Swiss Helvetia Fund, Inc.
Merit E. Janow, 55	2007	Dean and Professor, Columbia University, School of International and Public Affairs	68	The NASDAQ Stock Market LLC; Trimble Navigation Limited
Laurel B. Mitchell, Ph.D., 58	2010	Clinical Professor and Director, Accounting Program, University of Redlands	65	None
Frank M. Sanchez, 70	2010	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	65	None
Margaret Spellings, 56	2010	President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce; former U.S. Secretary of Education, U.S. Department of Education	69	None
Steadman Upham, Ph.D., 64	2010	President and University Professor, The University of Tulsa	68	None

We are saddened by the loss of W. Scott Hedrick who passed away on November 3, 2013. Mr. Hedrick served as an independent board member on the boards of various American Funds since 2007. His wise counsel and friendship will be missed.

“Interested” trustees4,5

Name, age and position with series	Year first elected a trustee or officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
John H. Smet, 57 Vice Chairman of the Board	2007	Director, Capitol Research and Management Company; Senior Vice President — Capital Fixed Income Investors, Capital Research and Management Company	20	None
Michael J. Downer, 58 President	2006	Director, Senior Vice President, Secretary and Chief Legal Officer,Capital Research and Management Company; Director, American Funds Distributors, Inc.;[6] Chairman of the Board, Capital Bank and Trust Company[6]	10	None

The series’ statement of additional information includes further details about the series’ trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA90071, Attention: Secretary.

See page 60 for footnotes.

American Funds Target Date Retirement Series	59

Other officers5

Name, age and position with series	Year first elected an officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
Alan N. Berro, 53 Senior Vice President	2007	Senior Vice President — Capital World Investors, Capital Research and Management Company
James B. Lovelace, 57 Senior Vice President	2007	Senior Vice President — Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Wesley K.-S. Phoa, 47 Senior Vice President	2012	Senior Vice President — Capital Fixed Income Investors, Capital Research Company;[6]
Senior Vice President — Capital Fixed Income Investors, Capital International Research, Inc.;[6]
		Vice President, Capital Strategy Research, Inc.;[6] Senior Vice President — Capital Fixed Income Investors, Capital Bank and Trust Company[6]
Andrew B. Suzman, 46 Senior Vice President	2012	Senior Vice President — Capital World Investors, Capital Research Company;[6]
Senior Vice President — Capital World Investors, Capital Bank and Trust Company;[6]
Director, American Funds Distributors, Inc.;[6] Director, Capital Strategy Research, Inc.;[6]
		Director, The Capital Group Companies, Inc.[6]
Bradley J. Vogt, 48 Senior Vice President	2012	Director, Capital Research and Management Company; Chairman, Capital Research Company;[6]
		Senior Vice President — Capital Research Global Investors, Capital Research and Management Company; Director, American Funds Distributors, Inc.[6]
Maria T. Manotok, 39 Vice President	2010	Vice President and Associate Counsel — Fund Business Management Group, Capital Research and Management Company; Vice President and Associate Counsel, Capital Group Companies Global[6]
Steven I. Koszalka, 49 Secretary	2006	Vice President — Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 42 Treasurer	2007	Vice President — Fund Business Management Group, Capital Research and Management Company
Courtney R. Taylor, 38 Assistant Secretary	2010	Assistant Vice President — Fund Business Management Group, Capital Research and Management Company
Karl C. Grauman, 45 Assistant Treasurer	2011	Vice President — Fund Business Management Group, Capital Research and Management Company
Dori Laskin, 62 Assistant Treasurer	2010	Vice President — Fund Business Management Group, Capital Research and Management Company

[1]	The term “independent” trustee refers to a director who is not an “interested person” of the series within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the series serve until their resignation,removal or retirement.
[3]	This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	“Interested persons” within the meaning of the Investment Company Act of 1940,on the basis of their affiliation with the series’ investment adviser, Capital Research and Management Company, or affiliated entities (including the series’ principal underwriter).
[5]	All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

60	American Funds Target Date Retirement Series

Offices of the series and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“Proxy Voting Guidelines for American Funds Target Date Retirement Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

American Funds Target Date Retirement Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Target Date Retirement Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after December 31, 2013, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 25 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 58% of 10-year periods and 63% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2012.
[2]	Based on Class A share results for rolling periods through December 31, 2012. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.
[3]	Based on management fees for the 20-year period ended December 31, 2012, versus comparable Lipper categories, excluding funds of funds.

Printed on paper containing 10% post-consumer waste Printed with inks containing soy and/or vegetable oil
Lit. No. MFGEARX-850-1213P Litho in USA RCG/L/9797-S36885

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-9225 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Laurel B. Mitchell, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2012	$61,000
2013	$62,000

b) Audit-Related Fees:
2012	$3,000
2013	$5,000
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 16 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2012	$34,000
2013	$35,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2012	None
2013	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2012	$1,028,000
2013	$1,046,000
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 16 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2012	$18,000
2013	$36,000
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2012	$2,000
2013	$2,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $1,662,000 for fiscal year 2012 and $1,496,000 for fiscal year 2013. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES

By /s/ Michael J. Downer
Michael J. Downer, President and Principal Executive Officer

Date: December 31, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Downer
Michael J. Downer, President and Principal Executive Officer

Date: December 31, 2013

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: December 31, 2013